[GRAPHIC OMITTED]

                                               [LOGO OF SEI INVESTMENTS OMITTED]

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)

SEI-F-037 (7/01)

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                                                              [GRAPHIC OMITTED]

[LOGO OF SEI INVESTMENTS OMITTED]







                             Semi-Annual Report as of July 31, 2001 (Unaudited)



                                                         SEI Daily Income Trust



                                                              Money Market Fund

                                                                Government Fund

                                                             Government II Fund

                                                          Prime Obligation Fund

                                                                  Treasury Fund

                                                               Treasury II Fund

                                                 Short-Duration Government Fund

                                          Intermediate-Duration Government Fund

                                                                      GNMA Fund

                                                    Corporate Daily Income Fund

TABLE OF CONTENTS

-------------------------------------------------------------------------------

Statements of Net Assets                                                      1
-------------------------------------------------------------------------------
Statements of Operations                                                     20
-------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          22
-------------------------------------------------------------------------------
Financial Highlights                                                         26
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Notes to Financial Statements                                                31
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


STATEMENT OF NET ASSETS (Unaudited)

MONEY MARKET FUND

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.0%
  FHLB
     3.530%, 10/24/01                                    $ 53,500      $ 53,059
  FHLMC, MTN
     4.020%, 07/02/02                                      30,000        30,000
  FNMA
     3.725%, 09/06/01                                      51,500        51,308
                                                                       --------
Total U.S. Government Agency Obligations
(Cost $134,367)                                                         134,367
                                                                       --------

COMMERCIAL PAPER -- 69.8%
BANKS -- 2.7%
   Wells Fargo Company
        3.710%, 08/17/01                                   40,000        39,934
                                                                       --------
BUILDING SOCIETIES -- 1.5%
   Nationwide Building
        3.560%, 09/25/01                                   22,000        21,880
                                                                       --------
CHEMICAL -- 1.3%
   E.I. du Pont de Nemours
        3.800%, 08/24/01                                   18,874        18,828
                                                                       --------
ENTERTAINMENT -- 0.8%
   Walt Disney
        3.650%, 08/28/01                                   12,420        12,386
                                                                       --------
FINANCIAL SERVICES -- 20.0%
   Eureka Securities
        3.840%, 08/23/01                                   32,740        32,663
        3.780%, 08/31/01                                   20,000        19,937
   General Electric Capital Corporation
        3.720%, 08/28/01                                   50,000        49,861
   Halifax PLC
        3.800%, 08/08/01                                    2,200         2,198
        3.660%, 10/15/01                                   31,000        30,764
   IBM Credit
        3.710%, 08/22/01                                   30,000        29,935
   KFW International Finance
        3.550%, 09/24/01                                   44,000        43,766
   Metlife Funding
        3.590%, 09/17/01                                   10,727        10,677
   Mont Blanc Capital
        3.760%, 08/10/01                                   15,000        14,986
        3.740%, 08/16/01                                   30,000        29,953
   New York Life Capital
        3.730%, 08/17/01                                   35,000        34,942
                                                                       --------
                                                                        299,682
                                                                       --------
-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO -- 2.3%
   Coca-Cola Enterprises
        3.720%, 08/23/01                                 $ 10,000      $  9,977
        3.800%, 08/31/01                                   25,000        24,921
                                                                       --------
                                                                         34,898
                                                                       --------
GAS/NATURAL GAS -- 2.3%
   Washington Gas & Light
        3.810%, 08/13/01                                   35,000        34,956
                                                                       --------
HOUSEHOLD PRODUCTS -- 4.3%
   Gillette
        3.590%, 09/21/01                                   40,000        39,797
   PPG Industries
        3.750%, 08/13/01                                   24,000        23,970
                                                                       --------
                                                                         63,767
                                                                       --------
INVESTMENT BANKER/BROKER DEALER -- 4.0%
   Goldman Sachs Group LP
        3.780%, 10/12/01                                   15,000        14,887
   UBS Finance LLC
        3.730%, 08/16/01                                   25,000        24,961
        3.560%, 09/04/01                                   20,000        19,933
                                                                       --------
                                                                         59,781
                                                                       --------
PETROLEUM REFINING -- 2.7%
   Total Fina Elf
        3.720%, 08/10/01                                   40,000        39,963
                                                                       --------
PRINTING & PUBLISHING -- 5.4%
   Gannett
        3.730%, 08/10/01                                   44,740        44,698
   Washington Post
        3.800%, 08/24/01                                   18,650        18,605
        3.730%, 09/17/01                                   17,900        17,813
                                                                       --------
                                                                         81,116
                                                                       --------
SPECIAL PURPOSE ENTITY -- 17.9%
   Apreco Incorporated
        3.770%, 08/15/01                                   10,000         9,985
   Corporate Asset Funding Company
        3.700%, 09/05/01                                   32,075        31,960
   Delaware Funding
        3.730%, 08/15/01                                   35,000        34,949
   Falcon Asset Securitization Corporation
        3.800%, 08/06/01                                   30,000        29,984
        3.750%, 09/06/01                                    6,665         6,640
   Kitty Hawk Funding
        3.760%, 08/09/01                                   30,000        29,975

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SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                   1

STATEMENT OF NET ASSETS (Unaudited)

MONEY MARKET FUND (Concluded)

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

   Preferred Receivable Funding Corporation
        3.750%, 08/15/01                               $   40,000    $   39,942
   Variable Funding Capital
        3.730%, 08/23/01                                   40,000        39,909
   Windmill Funding Corporation
        3.720%, 08/16/01                                   19,900        19,869
        3.650%, 08/22/01                                   25,000        24,947
                                                                     ----------
                                                                        268,160
                                                                     ----------
STEEL & STEEL WORKS -- 1.7%
   Alcoa Incorporated
        3.680%, 08/20/01                                   24,655        24,607
                                                                     ----------
TELEPHONES & TELECOMMUNICATIONS -- 2.9%
   Verizon Global Communications
        3.730%, 08/16/01                                   11,440        11,422
        3.580%, 08/28/01                                   32,000        31,914
                                                                     ----------
                                                                         43,336
                                                                     ----------
Total Commercial Paper
   (Cost $1,043,294)                                                  1,043,294
                                                                     ----------

CORPORATE BONDS/MEDIUM TERM NOTES -- 2.8%
   Citigroup Incorporated MTN (A)
        3.800%, 08/12/01                                   16,000        16,000
   John Deere Capital (A)
        3.950%, 10/04/01                                   19,000        19,004
   Unilever Capital (A)
        3.970%, 09/07/01                                    6,250         6,250
                                                                     ----------
Total Corporate Bonds/Medium Term Notes
   (Cost $41,254)                                                        41,254
                                                                     ----------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 9.9%
   American Express Centurion Bank
        3.790%, 08/03/01                                   50,000        50,000
   Branch Banking & Trust
        3.730%, 08/02/01                                   32,000        32,000
   Harris Bankcorp
        3.730%, 08/13/01                                   30,000        30,000
   Wilmington Trust
        3.580%, 11/07/01                                   36,000        36,000
                                                                     ----------
Total Certificates of Deposit/Bank Notes
   (Cost $148,000)                                                      148,000
                                                                     ----------
-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

INSURANCE FUNDING AGREEMENTS -- 3.5%
   Allstate Corporation (A)
        3.997%, 08/01/01                                  $ 7,000       $ 7,000
        3.980%, 09/15/01                                   15,000        15,000
   Metropolitan Life Insurance (A)
        4.394%, 08/01/01                                   10,000        10,000
   Monumental Life Insurance Company (A)
        4.440%, 08/01/01                                    9,500         9,500
   Travelers Insurance (A)
        4.060%, 08/31/01                                   11,000        11,000
                                                                       --------
Total Insurance Funding Agreements
   (Cost $52,500)                                                        52,500
                                                                       --------

TIME DEPOSIT -- 3.0%
   Den Danske Bank
        3.844%, 08/01/01                                   45,000        45,000
                                                                       --------
Total Time Deposit
   (Cost $45,000)                                                        45,000
                                                                       --------

REPURCHASE AGREEMENTS -- 4.6%
   Goldman Sachs Group LP (B)
     3.900%, dated 7/31/01, matures
     08/01/01, repurchase price
     $7,000,758 (collateralized by
     U.S. Government Obligation,
     par value $7,238,302, 6.500%,
     03/01/31; with total market value
     $7,140,001)                                            7,000         7,000
   Lehman Brothers, Incorporated (B)
     3.870%, dated 07/31/01, matures
     08/01/01, repurchase price
     $6,400,688 (collateralized by
     U.S. Government Obligations,
     ranging in par value $250,000 -
     $2,190,000, 6.585% - 7.125%,
     02/09/16 - 07/12/16; with total market
     value $6,527,802)                                      6,400         6,400
   Paribas Corporation (B)
     3.900%, dated 7/31/01, matures
     08/01/01, repurchase price
     $4,800,520 (collateralized by
     U.S. Treasury Obligation, par value
     $4,711,000 6.6250%, 04/30/02;
     with total market value $4,896,498)                    4,800         4,800

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2                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

   UBS Warburg (B)
     3.900%, dated 07/31/01, matures
     08/01/01, repurchase price
     $50,805,503 (collateralized by
     U.S. Treasury Obligation, par value
     $52,260,000, 3.450%, 10/25/01;
     with total market value $51,819,448)                 $50,800    $   50,800
                                                                     ----------
Total Repurchase Agreements
   (Cost $69,000)                                                        69,000
                                                                     ----------
Total Investments --102.6%
   (Cost $1,533,415)                                                  1,533,415
                                                                     ----------
Other Assets and Liabilities, Net -- (2.6%)                             (38,906)
                                                                     ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 656,100,981 outstanding shares of
   beneficial interest                                                  656,093
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 202,434,771 outstanding shares of
   beneficial interest                                                  202,434
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 424,046,388 outstanding shares of
   beneficial interest                                                  424,046
Fund Shares of Sweep Class
   (unlimited authorization -- no par value)
   based on 211,972,707 outstanding shares of
   beneficial interest                                                  211,973
Distributions in excess of net investment income                             (6)
Accumulated net realized loss on investments                                (31)
                                                                     ----------
Total Net Assets -- 100.0%                                           $1,494,509
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Class A                                             $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Class B                                             $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Class C                                             $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Sweep Class                                         $1.00
                                                                     ==========

(A) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2001. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement FHLB --
Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
PLC -- Public Limited Company
The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                   3

STATEMENT OF NET ASSETS (Unaudited)

GOVERNMENT FUND

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 69.0%
   FHLB
        3.650%, 08/10/01                                 $ 11,430      $ 11,419
        3.695%, 09/07/01                                   20,000        19,924
        3.740%, 08/21/02                                   25,000        25,000
   FHLMC
        3.620%, 09/11/01                                   15,000        14,938
        3.630%, 09/20/01                                   70,000        69,647
        3.620%, 12/06/01                                   40,000        39,489
        4.020%, 07/02/02                                   25,000        25,000
   FNMA
        6.890%, 08/03/01                                    6,000         6,000
        3.713%, 08/05/01 (A)                               20,000        20,000
        3.910%, 08/16/01                                   30,000        29,951
        3.670%, 08/23/01 (A)                               20,000        19,998
        3.730%, 09/06/01                                   10,000         9,963
        3.540%, 09/13/01                                   50,000        49,789
        3.620%, 09/28/01                                   60,000        59,650
        3.520%, 10/25/01                                   35,000        34,709
        3.710%, 11/15/01                                   45,148        44,655
   FNMA MTN (A)
        3.690%, 09/18/01                                   15,000        14,999
                                                                       --------
Total U.S. Government Agency Obligations
   (Cost $495,131)                                                      495,131
                                                                       --------

REPURCHASE AGREEMENTS -- 39.5%
   Credit Suisse First Boston (B)
     3.900%, dated 7/31/01, matures
     8/01/01, repurchase price
     $79,008,613 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $21,810,000 - $159,694,000,
     0.000% - 6.000%, 06/15/11 - 06/01/17;
     with total market value $81,090,622)                  79,500        79,500
   Goldman Sachs Group LP (B)
     3.900%, dated 07/31/01, matures
     08/01/01, repurchase price
     $13,301,441 (collateralized by
     U.S. Government Obligation, par value
     $14,264,067, 7.000%, 02/01/31; with
     total market value $13,566,001)                       13,300        13,300

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

   Lehman Brothers, Incorporated (B)
     3.870%, dated 07/31/01, matures
     08/01/01, repurchase price
     $30,203,247 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $1,925,000 - $21,000,000,
     6.500% - 7.500%, 02/10/04 - 07/12/16;
     with total market value $30,801,635)                   $30,200    $ 30,200
   Morgan Stanley Dean Witter (B)
     3.900%, dated 07/31/01, matures
     08/01/01, repurchase price
     $50,005,417 (collateralized by
     U.S. Government Obligation, par value
     $51,971,000, 5.500%, 07/01/16; with
     total market value $51,250,855)                       50,000        50,000
   Paribas Corporation (B)
     3.900%, dated 07/31/01, matures
     08/01/01, repurchase price
     $34,303,716 (collateralized by
     U.S. Government Obligation, par value
     35,640,000, 5.250%, 01/15/09; with
     total market value $34,986,277)                       34,300        34,300
   UBS Warburg (B)
     3.900%, dated 07/31/01, matures
     08/01/01, repurchase price $75,708,201
     (collateralized by various U.S. Government
     Obligations, ranging in par value
     $11,620,000 - $20,000,000, 4.875% -
     6.750%, 12/24/01 - 05/14/04; with
     total market value $77,217,268)                       75,700        75,700
                                                                     ----------
Total Repurchase Agreements
   (Cost $283,000)                                                      283,000
                                                                     ----------
Total Investments--108.5%
   (Cost $778,131)                                                      778,131
                                                                     ----------
Other Assets and Liabilities, Net -- (8.5%)                             (61,055)
                                                                     ----------
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4                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization-- no par value)
   based on 319,673,559 outstanding shares of
   beneficial interest                                                $ 319,674
Fund Shares of Class B
   (unlimited authorization-- no par value)
   based on 199,325,262 outstanding shares of
   beneficial interest                                                  199,325
Fund Shares of Class C
   (unlimited authorization-- no par value)
   based on 138,432,346 outstanding shares of
   beneficial interest                                                  138,432
Fund Shares of Sweep Class
   (unlimited authorization -- no par value)
   based on 59,650,847 outstanding shares of
   beneficial interest                                                   59,651
Accumulated net realized loss on investments                                 (6)
                                                                       --------
Total Net Assets -- 100.0%                                             $717,076
                                                                       ========
Net asset value, offering and redemption
   price per share -- Class A                                             $1.00
                                                                       ========
Net asset value, offering and redemption
   price per share -- Class B                                             $1.00
                                                                       ========
Net asset value, offering and redemption
   price per share -- Class C                                             $1.00
                                                                       ========
Net asset value, offering and redemption
   price per share -- Sweep Class                                         $1.00
                                                                       ========
(A) Floating Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2001. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LP -- Limited Partnership
MTN -- Medium Term Note
The accompanying notes are an integral part of the financial statements.

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SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                   5

STATEMENT OF NET ASSETS (Unaudited)

GOVERNMENT II FUND

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 5.4%
   U.S. Treasury Bills
        3.560%, 10/04/01                                  $ 40,000     $ 39,747
        3.500%, 10/25/01                                    25,000       24,793
                                                                       --------
Total U.S. Treasury Obligations
   (Cost $64,540)                                                        64,540
                                                                       --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.0%
   FFCB
        3.700%, 08/01/01                                    50,000       50,000
        3.660%, 08/01/01                                    36,715       36,715
        3.840%, 08/07/01                                    45,000       44,971
        3.830%, 08/20/01                                    20,000       19,960
        3.570%, 09/07/01-09/10/01                           17,989       17,922
   FHLB
        4.094%, 08/01/01 (A)                                20,000       20,000
        3.680%, 08/01/01                                    33,065       33,065
        3.840%, 08/07/01-08/09/01                           97,738       97,665
        3.650%, 08/10/01                                    50,526       50,480
        3.880%, 08/13/01                                    20,000       19,974
        3.838%, 08/17/01                                    11,870       11,870
        3.650%, 08/17/01                                    34,435       34,379
        3.670%, 09/05/01-09/07/01                           85,000       84,685
        3.540%, 09/11/01                                    12,500       12,450
        3.610%, 09/12/01                                    33,980       33,837
        3.580%, 09/14/01                                    45,700       45,500
        3.500%, 09/14/01                                    43,750       43,563
        3.540%, 09/19/01                                    34,300       34,135
        3.530%, 09/19/01                                    52,811       52,557
        3.600%, 09/21/01                                    75,000       74,617
        3.620%, 10/05/01                                    60,000       59,608
        3.550%, 10/10/01                                    75,000       74,482
        3.570%, 10/12/01 (A)                                50,000       49,993
        3.530%, 10/24/01                                   100,450       99,623
        3.875%, 07/17/02                                    25,000       25,000
        3.740%, 08/21/02                                    50,000       50,000
   TVA
        6.500%, 08/20/01                                     9,500        9,501
                                                                     ----------
Total U.S. Government Agency Obligations
   (Cost $1,186,552)                                                  1,186,552
                                                                     ----------
Total Investments -- 104.4%
   (Cost $1,251,092)                                                  1,251,092
                                                                     ----------
Other Assets and Liabilities, Net -- (4.4%)                             (52,140)
                                                                     ----------

-------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
-------------------------------------------------------------------------------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 909,176,719 outstanding shares of
   beneficial interest                                               $  909,184
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 202,469,655 outstanding shares of
   beneficial interest                                                  202,470
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 87,401,515 outstanding shares of
   beneficial interest                                                   87,402
Undistributed net investment income                                           1
Accumulated net realized loss on investments                               (105)
                                                                     ----------
Total Net Assets -- 100.0%                                           $1,198,952
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Class A                                             $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Class B                                             $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Class C                                             $1.00
                                                                     ==========
(A) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2001. The date shown is the earlier of the reset date or the demand date.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
TVA -- Tennessee Valley Authority
The accompanying notes are an integral part of the financial statements.

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6                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

Prime Obligation Fund

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.5%
   FHLB
        3.660%, 08/22/01                                 $ 97,000      $ 96,793
        3.530%, 10/24/01                                  163,888       162,538
   FHLB MTN
        5.500%, 08/13/01                                   24,245        24,239
   FHLMC
        3.740%, 08/31/01                                   91,750        91,464
   FNMA
        3.910%, 08/16/01                                   65,000        64,894
        3.835%, 08/28/01                                   50,000        49,856
        3.830%, 08/30/01                                   73,000        72,775
        3.530%, 10/25/01                                  100,000        99,167
   FNMA MTN
        4.020%, 07/03/02                                   92,000        92,000
                                                                     ----------
Total U.S. Government Agency Obligations
   (Cost $753,726)                                                      753,726
                                                                     ----------

COMMERCIAL PAPER -- 53.5%
BANKS -- 4.4%
   SunTrust Atlanta
        3.700%, 08/30/01                                   90,000        89,732
   Wells Fargo Company
        3.650%, 08/10/01                                  100,000        99,909
        3.700%, 08/29/01                                   75,000        74,784
                                                                     ----------
                                                                        264,425
                                                                     ----------
FINANCIAL SERVICES -- 12.4%
   Fleet Funding
        3.590%, 10/18/01                                   50,000        49,611
   General Electric Capital Corporation
        3.720%, 10/31/01                                  210,000       208,025
   IBM Credit
        3.710%, 08/22/01                                  125,000       124,729
   National Rural Utilities
        6.090%, 08/16/01                                   16,600        16,558
        3.700%, 08/29/01                                   80,000        79,770
        5.220%, 09/10/01                                   15,000        14,913
        3.630%, 09/12/01                                   82,000        81,653
   New York Life Capital
        3.730%, 08/17/01                                  170,000       169,718
                                                                     ----------
                                                                        744,977
                                                                     ----------

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO -- 3.8%
   Archer Daniels Midland
        3.930%, 08/17/01                                 $ 60,000      $ 59,895
   Coca-Cola Enterprises
        3.750%, 09/12/01                                   10,000         9,956
        3.740%, 09/12/01                                   50,000        49,782
        3.740%, 09/21/01                                   45,000        44,762
        3.730%, 09/27/01                                   35,000        34,793
        3.700%, 11/16/01                                   30,000        29,670
                                                                     ----------
                                                                        228,858
                                                                     ----------
HOUSEHOLD PRODUCTS -- 0.4%
   Hubbell
        3.940%, 08/01/01                                   24,625        24,625
                                                                     ----------
INVESTMENT BANKER/BROKER DEALER -- 2.7%
   Goldman Sachs Group LP
        3.780%, 10/12/01                                  110,000       109,168
   Salomon Smith Barney
        3.760%, 08/17/01                                   50,000        49,916
                                                                     ----------
                                                                        159,084
                                                                     ----------
LEASING & RENTING -- 1.2%
   International Lease Financial Corporation
        3.720%, 08/17/01                                   75,000        74,876
                                                                     ----------
PRINTING & PUBLISHING -- 3.3%
   Gannett
        3.730%, 08/10/01                                  200,000       199,814
                                                                     ----------
SPECIAL PURPOSE ENTITY -- 24.2%
   Centric Capital Corporation
        3.740%, 08/13/01                                   60,000        59,925
        3.730%, 08/23/01                                   27,400        27,338
   Columbia University
        3.570%, 10/29/01                                   42,050        41,679
   Corporate Asset Funding Company
        3.900%, 08/24/01                                   90,000        89,776
        3.750%, 09/13/01                                   40,000        39,821
   Corporate Receivable Corporation
        3.900%, 08/02/01                                   67,045        67,038
        3.750%, 09/13/01                                   40,000        39,821
   Delaware Funding
        3.730%, 08/15/01                                   15,000        14,978
        3.740%, 08/31/01                                   96,750        96,448
   Falcon Asset Securitization Corporation
        3.730%, 08/20/01                                   45,000        44,911
        3.950%, 08/22/01                                   39,250        39,160
        3.730%, 08/29/01                                   70,000        69,797
        3.700%, 10/15/01                                   29,935        29,704

-------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                   7

STATEMENT OF NET ASSETS (Unaudited)

PRIME OBLIGATION FUND (Concluded)

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

   Galaxy Funding
        3.910%, 08/23/01                                 $100,000     $  99,761
        3.650%, 09/21/01                                   40,000        39,793
   Greyhawk Funding LLC
        3.720%, 08/17/01                                  105,000       104,826
        3.560%, 10/19/01                                   68,500        67,965
   Kitty Hawk Funding
        3.790%, 09/10/01                                   70,000        69,705
        3.780%, 09/10/01                                   50,000        49,790
   Park Avenue Receivable
        3.730%, 08/23/01                                   33,000        32,925
        3.700%, 08/29/01                                   40,155        40,039
   Peacock Funding
        3.830%, 08/31/01                                   29,000        28,907
   Preferred Receivable Funding Corporation
        3.710%, 08/01/01                                   50,000        50,000
        3.730%, 08/22/01                                   34,240        34,166
   Private Export Funding Corporation
        3.900%, 08/20/01                                   40,000        39,918
   Variable Funding Capital
        3.730%, 08/23/01                                   50,000        49,886
        3.720%, 08/28/01                                   50,000        49,861
   Windmill Funding Corporation
        3.710%, 08/28/01                                   37,778        37,673
                                                                     ----------
                                                                      1,455,611
                                                                     ----------
TELEPHONES & TELECOMMUNICATIONS -- 1.1%
   Verizon Global Communications
        3.700%, 09/19/01                                   25,000        24,874
        3.560%, 10/17/01                                   43,800        43,466
                                                                     ----------
                                                                         68,340
                                                                     ----------
Total Commercial Paper
   (Cost $3,220,610)                                                  3,220,610
                                                                     ----------

CORPORATE BONDS/MEDIUM TERM NOTES -- 5.2%
BANKS -- 3.2%
   American Express Centurion Bank (A)
        3.770%, 08/27/01                                   70,000        70,000
   Citigroup Incorporated MTN (A)
        3.800%, 08/13/01                                  123,000       123,000
                                                                     ----------
                                                                        193,000
                                                                     ----------
FINANCIAL SERVICES -- 1.7%
   John Deere Capital (A)
        4.260%, 10/11/01                                  100,000       100,123
                                                                     ----------

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

RETAIL -- 0.3%
   Wal-Mart Stores
        6.150%, 08/10/01                                 $ 20,000      $ 20,005
                                                                     ----------
Total Corporate Bonds/Medium Term Notes
   (Cost $313,128)                                                      313,128
                                                                     ----------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 15.8%
   American Express Centurion Bank
        3.740%, 08/09/01                                  130,000       130,000
   Firstar
        3.980%, 08/01/01                                  204,000       204,000
   Harris Bankcorp
        3.710%, 08/27/01                                  100,000       100,000
   LaSalle Bank Northern
        3.750%, 09/05/01                                  152,000       152,000
   State Street Bank
        3.750%, 08/09/01                                  180,000       180,000
   Wilmington Trust
        3.800%, 08/03/01                                  108,000       108,000
        3.580%, 11/07/01                                   75,000        75,000
                                                                     ----------
Total Certificates of Deposit/Bank Notes
   (Cost $949,000)                                                      949,000
                                                                     ----------

INSURANCE FUNDING AGREEMENTS -- 5.5%
   Allstate Corporation (A)
        3.997%, 08/01/01                                   18,000        18,000
        3.980%, 09/15/01                                   62,000        62,000
        3.875%, 10/01/01                                   35,000        35,000
   Metropolitan Life Insurance (A)
        4.394%, 08/01/01                                  100,000       100,000
   Monumental Life Insurance Company (A)
        4.440%, 08/01/01                                   99,500        99,500
   Travelers Insurance (A)
        4.060%, 08/31/01                                   20,000        20,000
                                                                     ----------
Total Insurance Funding Agreements
   (Cost $334,500)                                                      334,500
                                                                     ----------

TIME DEPOSITS -- 2.4%
   Chase Manhattan Delaware
        3.813%, 08/01/01                                   93,343        93,343
   Key Bank
        3.813%, 08/01/01                                   50,000        50,000
                                                                     ----------
Total Time Deposits
   (Cost $143,343)                                                      143,343
                                                                     ----------

-------------------------------------------------------------------------------

8                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 7.6%
   Goldman Sachs Group LP (B)
     3.900%, dated 07/31/01, matures
     08/01/01, repurchase price
     $213,823,162 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $6,223,347 - $92,242,135,
     5.500% - 7.000%, 05/01/16 -
     12/01/28; with total market value
     $218,076,001)                                       $213,800    $  213,800
   Lehman Brothers, Incorporated (B)
     3.870%, dated 07/31/01, matures
     08/01/01, repurchase price
     $44,704,805 (collateralized by
     various U.S. Government
     Obligations, ranging in par value
     $18,410,000 - $25,000,000,
     6.470% - 6.500%, 04/15/09 -
     01/26/18; with total market value
     $45,588,498)                                          44,700        44,700
   Morgan Stanley Dean Witter (B)
     3.900%, dated 07/31/01, matures
     08/01/01, repurchase price
     $48,805,287 (collateralized by
     U.S. Government Obligation,
     par value $50,669,000, 5.500%,
     6/01/16; with total market value
     $49,776,580)                                          48,800        48,800
   Paribas Corporation (B)
     3.900%, dated 07/31/01, matures
     08/01/01, repurchase price
     $100,010,833 (collateralized by
     U.S. Government Obligation,
     par value $100,510,000, 4.875%,
     04/16/04; with total market value
     $102,002,167)                                        100,000       100,000
   UBS Warburg (B)
     3.900%, dated 07/31/01, matures
     08/01/01, repurchase price
     $50,705,493 (collateralized by
     various U.S. Government
     Obligations, ranging in par value
     $8,710,000 - $16,500,000,
     4.990% - 6.700%, 12/14/01 -
     07/18/06; with total market value
     $51,715,797)                                          50,700        50,700
                                                                     ----------
Total Repurchase Agreements
   (Cost $458,000)                                                      458,000
                                                                     ----------
Total Investments -- 102.5%
   (Cost $6,172,307)                                                  6,172,307
                                                                     ----------
Other Assets and Liabilities, Net -- (2.5%)                           (150,208)
                                                                     ----------

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 4,133,747,682 outstanding shares of
   beneficial interest                                               $4,133,749
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 869,770,684 outstanding shares of
   beneficial interest                                                  869,771
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 927,969,343 outstanding shares of
   beneficial interest                                                  927,969
Fund Shares of Class H
   (unlimited authorization -- no par value)
   based on 19,800,485 outstanding shares of
   beneficial interest                                                   19,800
Fund Shares of Sweep Class
   (unlimited authorization -- no par value)
   based on 70,762,925 outstanding shares of
   beneficial interest                                                   70,763
Distribution in excess of net investment income                             (24)
Accumulated net realized gain on investments                                 71
                                                                     ----------
Total Net Assets -- 100.0%                                           $6,022,099
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Class A                                             $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Class B                                             $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Class C                                             $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Class H                                             $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share -- Sweep Class                                         $1.00
                                                                     ==========

(A) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2001. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                   9

STATEMENT OF NET ASSETS (Unaudited)

TREASURY FUND

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 11.5%
U.S. Treasury Bills
     3.595%, 08/30/01                                    $ 35,000      $ 34,899
     3.415%, 09/20/01                                      20,000        19,905
     3.365%, 09/27/01                                      30,000        29,840
                                                                     ----------
Total U.S. Treasury Obligations
   (Cost $84,644)                                                        84,644
                                                                     ----------

REPURCHASE AGREEMENTS -- 88.8%
   Barclay De Zoete Wedd (A)
     3.860%, dated 07/31/01, matures
     08/01/01, repurchase price
     $57,306,144 (collateralized by
     U.S. Treasury Obligation, par value
     $51,746,000, 6.500%, 02/15/10;
     with total market value $58,446,829)                  57,300        57,300
   Credit Suisse First Boston (A)
     3.860%, dated 07/31/01, matures
     08/01/01 repurchase price
     $139,915,000 (collateralized by
     U.S. Treasury Obligation, par value
     $117,435,000, 7.125%, 02/15/23;
     with total market value $142,703,800)                139,900       139,900
   JP Morgan Chase & Company (A)
     3.860%, dated 07/31/01, matures
     08/01/01, repurchase price
     $177,519,032 (collateralized by various
     U.S. Treasury Obligations, ranging in par value
     $53,675,000 - $129,085,000, 10/11/01 -
     11/15/01; with total
     market value $181,052,755)                           177,500       177,500
   Paribas Corporation (A)
     3.860%, dated 07/31/01, matures
     08/01/01, repurchase price
     $152,116,309 (collateralized by
     various U.S. Treasury Obligations,
     ranging in par value $5,856,000 -
     $28,542,000, 3.625% - 11.250%,
     04/30/02 - 02/15/21; with
     total market value $155,142,863)                     152,100       152,100
   UBS Warburg (A)
     3.860%, dated 07/31/01, matures
     08/01/01, repurchase price
     $125,813,489 (collateralized by
     U.S. Treasury Obligation, par value
     $128,280,000, 3.875%, 07/31/03;
     with total market value
     $128,319,760)                                        125,800       125,800
                                                                     ----------
Total Repurchase Agreements
   (Cost $652,600)                                                      652,600
                                                                     ----------

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

Total Investments -- 100.3%
   (Cost $737,244)                                                    $ 737,244
                                                                     ----------
Other Assets and Liabilities, Net -- (0.3%)                              (2,183)
                                                                     ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 163,854,245 outstanding shares of
   beneficial interest                                                  163,854
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 357,544,943 outstanding shares of
   beneficial interest                                                  357,545
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 97,763,379 outstanding shares of
   beneficial interest                                                   97,763
Fund Shares of Sweep Class
   (unlimited authorization -- no par value)
   based on 115,832,104 outstanding shares of
   beneficial interest                                                  115,832
Accumulated net realized gain on investments                                 67
                                                                     ----------
Total Net Assets -- 100.0%                                             $735,061
                                                                     ==========
Net asset value, offering and redemption
   price per share-- Class A                                              $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share-- Class B                                              $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share-- Class C                                              $1.00
                                                                     ==========
Net asset value, offering and redemption
   price per share-- Sweep Class                                          $1.00
                                                                     ==========
(A) Tri-Party Repurchase Agreement
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------

10                  SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

TREASURY II FUND

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 100.2%
   U.S. Treasury Bills
        3.760%, 08/02/01                                 $ 11,417      $ 11,416
        3.750%, 08/02/01                                   40,000        39,996
        3.500%, 08/02/01                                    8,780         8,779
        3.640%, 08/09/01                                   20,000        19,984
        3.530%, 08/09/01                                   36,758        36,729
        3.540%, 08/23/01                                   30,000        29,935
        3.605%, 08/30/01                                   45,000        44,869
        3.590%, 08/30/01                                   69,900        69,698
        3.530%, 08/30/01                                    3,790         3,779
        3.500%, 08/30/01                                    7,500         7,479
        3.525%, 09/13/01                                  101,755       101,326
        3.565%, 09/27/01                                   31,950        31,770
        3.570%, 10/04/01                                   10,000         9,936
        3.560%, 10/04/01                                   10,000         9,937
        3.540%, 10/04/01                                   70,000        69,559
        3.555%, 10/11/01                                   75,000        74,474
        3.510%, 10/11/01                                   25,000        24,827
        3.435%, 10/11/01                                    3,450         3,427
        3.555%, 10/18/01                                   50,000        49,615
        3.500%, 10/25/01                                   50,000        49,587
        3.480%, 10/25/01                                    7,960         7,895
                                                                       --------
Total U.S. Treasury Obligations
   (Cost $705,017)                                                      705,017
                                                                       --------
Total Investments -- 100.2%
   (Cost $705,017)                                                      705,017
                                                                       --------
Other Assets and Liabilities, Net -- (0.2%)                              (1,639)
                                                                       --------

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 510,661,803 outstanding shares of
   beneficial interest                                                $ 510,660
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 88,683,418 outstanding shares of
   beneficial interest                                                   88,684
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 104,004,362 outstanding shares of
   beneficial interest                                                  104,004
Undistributed net investment income                                         196
Accumulated net realized loss on investments                               (166)
                                                                      ---------
Total Net Assets -- 100.0%                                             $703,378
                                                                      =========
Net asset value, offering and redemption
   price per share -- Class A                                             $1.00
                                                                      =========
Net asset value, offering and redemption
   price per share -- Class B                                             $1.00
                                                                      =========
Net asset value, offering and redemption
   price per share -- Class C                                             $1.00
                                                                      =========

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                  11

STATEMENT OF NET ASSETS (Unaudited)

SHORT-DURATION GOVERNMENT FUND

-------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 32.6%
   U.S. Treasury Bonds
        4.625%, 02/28/03                                 $  8,000      $  8,113
   U.S. Treasury Notes
        5.750%, 10/31/02                                    4,000         4,105
        4.250%, 11/15/03                                   20,000        20,132
                                                                       --------
Total U.S. Treasury Obligations
   (Cost $32,010)                                                        32,350
                                                                       --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 36.5%
   FHLB
        5.375%, 01/05/04                                    5,000         5,112
   FHLMC
        6.500%, 10/01/07                                      300           307
        6.000%, 11/01/13                                    5,534         5,540
        5.500%, 05/15/02                                   10,000        10,145
        4.500%, 06/15/03                                    5,000         5,031
   Private Export Funding
        5.340%, 03/15/06                                   10,000        10,075
                                                                       --------
Total U.S. Government Agency Obligations
   (Cost $35,790)                                                        36,210
                                                                       --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 19.1%
   FHLMC REMIC, Ser 1034, Cl F
        8.500%, 01/15/06                                    2,215         2,266
   FHLMC REMIC, Ser 1617, Cl PN
        9.000%, 02/15/20                                    3,443         3,507
   FHLMC REMIC, Ser 1679, Cl C
        6.000%, 10/15/07                                    3,309         3,336
   FHLMC REMIC, Ser 2037, Cl PB
        6.000%, 12/15/06                                    1,918         1,926
   FHLMC REMIC, Ser 2075, Cl QC
        6.000%, 01/15/14                                    6,853         6,894
   FNMA REMIC, Ser 1993-188, Cl LA
        6.000%, 11/25/03                                      422           426
   GNMA
        7.500%, 01/15/11 - 02/15/11                           610           637
                                                                       --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $19,003)                                                        18,992
                                                                       --------

-------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------


REPURCHASE AGREEMENT -- 11.1%
   JP Morgan Chase & Company (A)
     3.830%, dated 07/31/01, matures
     08/01/01, repurchase price
     $11,012,171 (collateralized by
     U.S. Treasury Obligation, par value
     $10,215,000, 6.125%, 08/15/29;
     with total market value
     $11,252,073)                                        $ 11,011      $ 11,011
                                                                       --------
Total Repurchase Agreement
   (Cost $11,011)                                                        11,011
                                                                       --------
Total Investments -- 99.3%
   (Cost $97,814)                                                        98,563
                                                                       --------
Other Assets and Liabilities, Net -- 0.7%                                   701
                                                                       --------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization-- no par value)
   based on 9,706,382 outstanding shares of
   beneficial interest                                                   98,707
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 350 outstanding shares of
   beneficial interest                                                        4
Distribution in excess of net investment income                             (15)
Accumulated net realized loss on investments                               (181)
Net unrealized appreciation on investments                                  749
                                                                       --------
Total Net Assets -- 100.0%                                              $99,264
                                                                       ========
Net asset value, offering and redemption
   price per share -- Class A                                            $10.23
                                                                       ========
Net asset value, offering and redemption
   price per share -- Class B                                            $10.20
                                                                       ========
(A) Term Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------

12                  SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

INTERMEDIATE-DURATION GOVERNMENT FUND

-------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 30.6%
   U.S. Treasury Bonds
       12.000%, 08/15/13                                 $ 10,500      $ 14,815
       10.375%, 11/15/12                                    8,000        10,319
                                                                       --------
Total U.S. Treasury Obligations
   (Cost $24,183)                                                        25,134
                                                                       --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 40.8%
   Aid-Israel Agency For International Development
        6.750%, 08/15/04                                    4,000         4,243
   FHLB
        5.375%, 01/05/04                                    6,000         6,134
   FHLMC
        7.000%, 07/15/05                                   10,000        10,725
   FNMA
        7.125%, 02/15/05                                    5,000         5,373
   Private Export Funding
        8.750%, 06/30/03                                    5,670         6,131
        7.010%, 04/30/04                                      785           835
                                                                       --------
Total U.S. Government Agency Obligations
   (Cost $32,098)                                                        33,441
                                                                       --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 20.0%
   FHLMC
        8.250%, 12/01/07 - 12/01/09                           369           384
        6.500%, 09/01/10 - 10/01/14                         4,433         4,539
        6.250%, 07/01/03                                       28            28
        6.000%, 12/01/13                                    1,038         1,045
        5.500%, 08/01/08 - 10/01/13                         1,035         1,026
   FHLMC REMIC, Ser 1033, Cl G
        8.000%, 01/15/06                                      153           156
   FHLMC REMIC, Ser 1506, Cl PG
        6.000%, 10/15/06                                      356           357
   FHLMC REMIC, Ser 1647, Cl PG
        6.000%, 08/15/07                                      289           291
   FHLMC REMIC, Ser 165, Cl K
        6.500%, 09/15/21                                      233           235
   FHLMC REMIC, Ser 1758, Cl E
        5.500%, 04/15/08                                    1,000         1,006

-------------------------------------------------------------------------------
                                                      Face Amount          Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

   FNMA
     9.500%, 05/01/18                                    $    250      $    275
     8.000%, 05/01/08 - 06/01/08                              272           288
     7.500%, 03/01/07 - 06/01/09                              129           133
     7.385%, 03/25/21                                       1,181         1,242
     7.280%, 10/01/06                                          24            26
     7.040%, 03/01/07                                          38            41
     7.009%, 06/01/07                                          17            18
     6.900%, 06/01/07                                       1,269         1,341
     6.812%, 10/01/07                                          53            55
     6.000%, 02/01/13 - 07/01/13                            1,312         1,321
     5.500%, 12/01/08 - 11/01/09                              530           532
FNMA REMIC, Ser 1993-135, Cl PE
     6.500%, 02/25/07                                         175           176
FNMA REMIC, Ser 1993-188, Cl LA
     6.000%, 11/25/03                                          86            87
GNMA
     8.750%, 05/20/17 - 11/20/17                              270           283
     8.500%, 05/20/16 - 02/20/18                              710           761
     8.250%, 04/15/06 - 07/15/08                              457           482
     6.000%, 04/15/09                                         192           196
GNMA REMIC, Ser 1996-8, Cl A
     7.000%, 09/16/19                                          97            97
                                                                       --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $16,021)                                                        16,421
                                                                       --------

REPURCHASE AGREEMENT -- 7.4%
   JP Morgan Chase & Company (A)
     3.830%, dated 07/31/01, matures
     08/01/01, repurchase price
     $6,069,646 (collateralized by
     U.S. Treasury Obligation, par value
     $4,755,000, 8.000%, 11/15/21;
     with total market value of
     $6,201,657)                                            6,069         6,069
                                                                       --------
Total Repurchase Agreement
   (Cost $6,069)                                                          6,069
                                                                       --------
Total Investments -- 98.8%
   (Cost $78,371)                                                        81,065
                                                                       --------
Other Assets and Liabilities, Net -- 1.2%                                   956
                                                                       --------

-------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                  13

STATEMENT OF NET ASSETS (Unaudited)

INTERMEDIATE-DURATION GOVERNMENT FUND (Concluded)

-------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
-------------------------------------------------------------------------------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 7,932,145 outstanding shares of
   beneficial interest                                                 $ 85,392
Undistributed net investment income                                          76
Accumulated net realized loss on investments                             (6,141)
Net unrealized appreciation on investments                                2,694
                                                                      ---------
Total Net Assets -- 100.0%                                              $82,021
                                                                       ========
Net asset value, offering and redemption
   price per share -- Class A                                            $10.34
                                                                      =========
(A) Term Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------

14                  SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

GNMA FUND

-------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 2.8%
   U.S. Treasury Notes
        5.000%, 02/15/11                                 $  2,300      $  2,293
        4.625%, 05/15/06                                    2,000         2,009
                                                                       --------
Total U.S. Treasury Obligations
   (Cost $4,280)                                                          4,302
                                                                       --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.6%
   FHLMC
        7.000%, 05/01/28                                    1,135         1,159
   FNMA
        7.000%, 02/01/28                                    1,363         1,391
                                                                       --------
Total U.S. Government Agency Obligations
   (Cost $2,550)                                                          2,550
                                                                       --------

GNMA -- 93.3%
       12.500%, 12/15/06 - 07/15/15                            19            23
       12.000%, 04/15/14                                        1             1
       11.500%, 02/15/13                                       11            12
       10.500%, 03/15/18                                       42            46
       10.000%, 09/15/15 - 07/15/20                           170           187
        9.500%, 06/15/09 - 11/15/20                         2,500         2,731
        9.000%, 05/15/16 - 05/15/22                         1,821         1,976
        8.500%, 08/15/08 - 01/15/18                           667           713
        8.000%, 04/15/17 - 02/15/31                        17,510        18,326
        7.750%, 10/15/26                                      478           500
        7.500%, 02/15/17 - 08/01/31                        43,201        44,872
        7.000%, 09/15/22 - 06/15/29                        34,222        35,201
        6.750%, 11/15/27                                    1,117         1,134
        6.500%, 11/15/03 - 06/15/29                        27,139        27,388
        6.000%, 04/15/26 - 05/15/31                        11,464        11,322
                                                                       --------
Total GNMA
   (Cost $141,617)                                                      144,432
                                                                       --------

-------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 8.3%
   JP Morgan Chase & Company (A)
     3.830%, dated 07/31/01 matures
     08/01/01, repurchase price
     $12,863,368 (collateralized by
     U.S. Treasury Obligation, par value
     $11,930,000, 6.125%, 08/15/29;
     with a total market value of
     $13,141,187)                                         $12,862      $ 12,862
                                                                       --------
Total Repurchase Agreement
   (Cost $12,862)                                                        12,862
                                                                       --------
Total Investments -- 106.0%
   (Cost $161,309)                                                      164,146
                                                                       --------
Other Assets and Liabilities, Net -- (6.0%)                              (9,354)
                                                                       --------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 15,647,505 outstanding shares of
   beneficial interest                                                  166,024
Distributions in excess of net investment income                            (24)
Accumulated net realized loss on investments                            (14,045)
Net unrealized appreciation on investments                                2,837
                                                                       --------
Total Net Assets -- 100.0%                                             $154,792
                                                                       ========
Net asset value, offering and redemption
   price per share -- Class A                                             $9.89
                                                                       ========
(A) Term Repurchase Agreement
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                  15

STATEMENT OF NET ASSETS (Unaudited)

CORPORATE DAILY INCOME FUND

-------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 12.9%
   FHLMC
        7.000%, 03/01/07 - 09/01/07                      $  1,299      $  1,321
        6.250%, 11/15/22                                    2,050         2,107
        5.500%, 12/15/26                                    1,500         1,506
   FHLMC REMIC, Ser 1418, Cl H
        7.000%, 10/15/03                                      241           245
   FHLMC REMIC, Ser 2137, Cl UC
        6.000%, 08/15/14                                    1,000         1,015
   FNMA
        8.215%, 09/01/24                                    1,433         1,511
        7.000%, 01/01/04                                    1,514         1,546
        6.500%, 09/01/02                                    1,141         1,161
        6.500%, 02/25/18                                      861           859
        6.000%, 03/18/18                                    1,000         1,011
   GNMA REMIC, Ser 1998-22, Cl VC
        6.500%, 07/20/02                                    1,548         1,560
                                                                       --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $13,591)                                                        13,842
                                                                       --------

CORPORATE OBLIGATIONS -- 39.8%
AIR TRANSPORTATION -- 1.0%
   Federal Express Corporation
        6.625%, 02/12/04                                    1,000         1,029
                                                                       --------
AUTOMOTIVE -- 0.7%
   Visteon Corporation
        7.950%, 08/01/05                                      715           758
                                                                       --------
BANKS -- 5.7%
   Bank of America MTN, Ser H (A)
        4.590%, 08/03/01                                    1,000         1,000
   PNC Funding Corporation (A)
        3.899%, 11/01/01                                      915           915
   Popular North America Incorporated
     MTN, Ser E
        7.375%, 09/14/01                                    1,250         1,255
   US Bancorp MTN, Ser L (A)
        4.544%, 08/03/01                                    2,000         2,006
   Washington Mutual Bank (A)
        4.050%, 10/25/01                                    1,000           998
                                                                       --------
                                                                          6,174
                                                                       --------
COMMUNICATIONS EQUIPMENT -- 0.5%
   Motorola Incorporated
        6.750%, 02/01/06                                      600           592
                                                                       --------
DIVERSIFIED MANUFACTURING -- 1.2%
   Textron Incorporated
        6.750%, 09/15/02                                    1,235         1,261
                                                                       --------

-------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

ELECTRICAL SERVICES -- 8.6%
   Dominion Resources Incorporated
        6.000%, 01/31/03                                 $  1,500      $  1,526
   Georgia Power Company, Ser F
        5.750%, 01/31/03                                    1,000         1,018
   MidAmerican Energy MTN
        7.375%, 08/01/02                                    1,000         1,031
   Progress Energy Incorporated
        6.550%, 03/01/04                                    1,250         1,289
   Public Service Company, Ser 6
        6.000%, 04/15/03                                    1,250         1,275
   Public Service Oklahoma, Ser A (A)
        4.665%, 08/21/01                                    1,450         1,451
   Virginia Electric & Power MTN,
     Ser F (A)
        3.900%, 09/22/01                                    1,600         1,601
                                                                       --------
                                                                          9,191
                                                                       --------
ENTERTAINMENT -- 0.4%
   Viacom Incorporated (B)
        6.400%, 01/30/06                                      385           397
                                                                       --------
FINANCIAL SERVICES -- 12.4%
   Caterpillar Financial Services
     Corporation MTN, Ser F
        7.590%, 12/10/03                                    1,250         1,331
   Citigroup Incorporated (A)
        4.080%, 08/09/01                                    1,250         1,250
   Ford Motor Credit Company (A)
        4.120%, 10/26/01                                    2,000         2,000
   General Motor Credit Corporation (A)
        4.271%, 08/11/01                                    1,248         1,248
        4.070%, 10/05/01                                    1,000           996
   Heller Financial Incorporated
     MTN, Ser I
        6.500%, 07/22/02                                    2,000         2,053
   MBNA America Bank (A)
        4.168%, 09/10/01                                    1,000           999
   National Rural Utilities
        7.375%, 02/10/03                                    1,750         1,827
   USAA Capital Corporation
     MTN, Ser B
        7.410%, 06/30/03                                    1,500         1,577
                                                                       --------
                                                                         13,281
                                                                       --------
FOOD, BEVERAGE & TOBACCO -- 0.9%
   Philip Morris
        7.250%, 09/15/01                                    1,000         1,004
                                                                       --------
HOUSEHOLD FURNITURE & FIXTURES -- 0.7%
   Masco Corporation
        6.000%, 05/03/04                                      765           773
                                                                       --------

-------------------------------------------------------------------------------

16                  SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

-------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

INSURANCE -- 0.7%
   United Health Group Incorporated
        7.500%, 11/15/05                                 $    715      $    760
                                                                       --------
MISCELLANEOUS BUSINESS SERVICES -- 3.1%
   AOL Time Warner
        6.125%, 04/15/06                                    1,000         1,017
   Computer Sciences Corporation
        7.500%, 08/08/05                                    1,250         1,295
   Fortune Brands Incorporated (B)
        7.125%, 11/01/04                                      950           986
                                                                       --------
                                                                          3,298
                                                                       --------
RETAIL -- 1.1%
   Lowe's Companies Incorporated
        7.500%, 12/15/05                                    1,120         1,195
                                                                       --------
TELEPHONES & TELECOMMUNICATIONS -- 2.8%
   Qwest Capital Funding
        6.125%, 07/15/02                                    1,000         1,013
   Qwest Capital Funding (B)
        5.875%, 08/03/04                                    1,000         1,010
   WorldCom Incorporated
        6.500%, 05/15/04                                    1,000         1,019
                                                                       --------
                                                                          3,042
                                                                       --------
Total Corporate Obligations
   (Cost $41,973)                                                        42,755
                                                                       --------

ASSET BACKED SECURITIES -- 38.2%
AUTOMOTIVE -- 19.3%
   Aesop Funding II LLC,
     Ser 1997-A, Cl A2 (B)
        6.400%, 10/20/03                                    1,250         1,276
   Aesop Funding II LLC,
     Ser 2000-3, Cl A (A) (B)
        4.019%, 08/19/01                                    1,250         1,250
   ARG Funding Corporation,
     Ser 1999-1A, Cl A2
        5.880%, 05/20/03                                    1,250         1,266
   Associates Automobile Receivables
     Trust, Ser 2000-2, Cl A3
        6.820%, 02/15/05                                    1,000         1,027
   BMW Vehicle Lease Trust,
     Ser 2000-A, Cl A2
        6.650%, 02/25/03                                      913           924
   Capital Auto Receivables Asset Trust,
     Ser 2001-1, Cl A4 (A)
        4.050%, 08/15/01                                      810           810
   Capital Auto Receivables Asset Trust,
     Ser 2001-2, Cl A4 (A)
        5.000%, 08/15/01                                      270           272

-------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

Chase Manhattan Auto Owner Trust,
  Ser 1998-C, Cl A4
     5.850%, 05/15/03                                    $    818      $    830
Chase Manhattan Auto Owner Trust,
  Ser 2000-A, Cl A2
     6.300%, 06/15/03                                         956           965
Daimler Chrysler Auto Trust,
  Ser 2000-C, Cl A2
     6.810%, 07/06/03                                         661           668
Daimler Chrysler Auto Trust,
  Ser 2001-B, Cl A2
     4.250%, 02/06/04                                       1,000         1,004
Ford Credit Auto Owner Trust,
  Ser 1999-B, Cl A4
     5.800%, 06/15/02                                         254           254
Ford Credit Auto Owner Trust,
  Ser 1999-C, Cl A4
     6.080%, 09/16/02                                         427           428
Ford Credit Auto Owner Trust,
  Ser 2001-A, Cl A3
     5.350%, 07/15/03                                       1,227         1,237
Ford Credit Auto Owner Trust,
  Ser 2001-1, Cl A (A)
     3.884%, 09/17/01                                       1,000         1,000
Harley-Davidson Motorcycle Trust,
  Ser 2000-3, Cl A1
     6.660%, 07/15/05                                       1,129         1,156
Nissan Auto Receivables Owner Trust,
  Ser 2000-A, Cl A3
     7.010%, 09/15/03                                       1,015         1,037
ONYX Acceptance Auto Trust,
  Ser 2000-C, Cl A4
     7.260%, 05/15/07                                       1,000         1,056
Premier Auto Trust, Ser 1998-4, Cl A3
     5.690%, 06/08/02                                          42            42
Toyota Auto Receivables Owner Trust,
  Ser 2001-A, Cl A3 (A)
     4.060%, 08/15/01                                       1,250         1,250
USAA Auto Owner Trust,
  Ser 2000-1, Cl A4
     6.980%, 06/15/05                                       1,390         1,464
WFS Financial Owner Trust,
  Ser 2001-A, Cl A3 (A)
     3.930%, 10/20/01                                       1,300         1,303
World Omni Automobile Lease
  Securitization Trust,
  Ser 1998-A, Cl A3 (A)
     4.280%, 08/15/01                                         233           233
                                                                       --------
                                                                         20,752
                                                                       --------

-------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                  17

STATEMENT OF NET ASSETS (Unaudited)

CORPORATE DAILY INCOME FUND (Concluded)

-------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------

CREDIT CARDS -- 5.4%
   AT&T Universal Card Master Trust,
     Ser 1997-1, Cl A (A)
        4.193%, 08/17/01                                 $  1,000      $  1,000
   Fleet Credit Card Master Trust II,
     Ser 1999-A, Cl A (A)
        4.090%, 08/15/01                                    2,000         2,000
   Fleet Credit Card Master Trust II,
     Ser 2000-A, Cl A (A)
        4.110%, 08/15/01                                    1,750         1,752
   MBNA Credit Card Master,
     Ser 2001-B1, Cl B1 (A)
        4.465%, 08/15/01                                    1,000         1,000
                                                                       --------
                                                                          5,752
                                                                       --------
MORTGAGE RELATED -- 13.5%
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (A)
        4.180%, 08/25/01                                      940           941
   Asset Securitization Corporation,
     Ser 1997-D5, Cl A1B
        6.660%, 02/14/43                                    1,000         1,040
   BankBoston Commercial Loan Master
     LLC, Ser 1998-1A, Cl A1 (A)
        4.401%, 08/16/01                                    1,000         1,000
   Comm, Ser 2000-FL1A, Cl A (A)
        4.270%, 08/16/01                                      596           596
   Comm, Ser 2000-FL3A, Cl A (A)
        4.200%, 08/15/01                                      410           410
   EQCC Home Equity Loan Trust,
     Ser 1999-2, Cl A2F
        6.223%, 06/25/11                                    1,000         1,007
   Fremont Home Loan Owner Trust,
     Ser 1999-1 (A)
        4.090%, 08/25/01                                      300           300
   Huntington Auto Trust,
     Ser 2000-A, Cl A3
        7.330%, 07/15/04                                    1,700         1,742
   Main Place Real Estate Investor,
     Ser 99-1 (A)
        4.190%, 08/25/01                                    1,250         1,249
   Morgan Stanley Dean Witter Capital I,
     Ser 2000-Prin, Cl A1
        7.070%, 02/23/34                                      322           337
   Navistar Financial Corporation Owner
     Trust, Ser 1999-A, Cl A4
        6.130%, 10/17/05                                    1,250         1,281

-------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------


   PSE&G Transition Funding,
     Ser 2001-1, Cl A2
        5.740%, 03/15/07                                 $  1,000      $  1,023
   Residential Asset Securities Corporation,
     Ser 2000-KS5, Cl AII (A)
        4.045%, 08/25/01                                      669           670
   Sasco Commercial Mortgage,
     Ser 1999-C3, Cl A (A)
        4.229%, 08/20/01                                      348           348
   Securitized Asset Sales Incorporated,
     Ser 1995-6, Cl A2
        7.000%, 12/25/10                                      501           501
   The Money Store Home Equity Trust,
     Series 1993-C, Cl A3
        5.750%, 10/15/22                                    1,064         1,077
   Vanderbilt Mortgage Finance,
     Ser 2001-A, Cl A1
        5.675%, 01/07/10                                      942           952
                                                                       --------
                                                                         14,474
                                                                       --------
Total Asset Backed Securities
   (Cost $40,545)                                                        40,978
                                                                       --------

CERTIFICATES OF DEPOSIT/BANK NOTE -- 1.4%
   Key Bank (A)
        4.050%, 10/26/01                                    1,500         1,501
                                                                       --------
Total Certificates of Deposit/Bank Note
   (Cost $1,500)                                                          1,501
                                                                       --------

REPURCHASE AGREEMENT -- 10.1%
   JP Morgan Chase & Company (C)
     3.830%, dated 07/31/01, matures
     08/01/01, repurchase price
     $10,808,150 (collateralized by
     U.S. Treasury Obligation,
     par value $10,025,000, 6.125%,
     08/15/29; with total market value
     $11,042,783)                                          10,807        10,807
                                                                       --------
Total Repurchase Agreement
   (Cost $10,807)                                                        10,807
                                                                       --------
Total Investments -- 102.4%
   (Cost $108,416)                                                      109,883
                                                                       --------
Other Assets and Liabilities, Net -- (2.4%)                              (2,563)
                                                                       --------

-------------------------------------------------------------------------------

18                  SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

-------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
-------------------------------------------------------------------------------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 52,895,618 outstanding shares of
   beneficial interest                                                $ 105,799
Undistributed net investment income                                          40
Accumulated net realized gain on investments                                 14
Net unrealized appreciation on investments                                1,467
                                                                      ---------
Total Net Assets -- 100.0%                                            $ 107,320
                                                                      =========
Net asset value, offering and redemption
   price per share -- Class A                                             $2.03
                                                                      =========

(A) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2001. The date shown is the earlier of the reset date or the demand date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in thatprogram or other
    "accredited investors".
(C) Term Repurchase Agreement
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note R
EMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                  19

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended July 31, 2001 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                  MONEY                                                       PRIME
                                                                 MARKET          GOVERNMENT       GOVERNMENT II          OBLIGATION
                                                                   FUND                FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                              $40,987             $17,699             $28,061            $170,788
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                                2,746                 892               1,096               6,602
   Investment Advisory Fees                                         186                  82                 129                 766
   Shareholder Servicing Fees (1)                                 3,062               1,238               1,558              10,145
   Custodian/Wire Agent Fees                                        139                  29                  35                 266
   Trustee Fees                                                       5                   2                   4                  21
   Registration Fees                                                 53                  12                  26                 259
   Other                                                             63                  28                  44                 261
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 6,254               2,283               2,892              18,320
------------------------------------------------------------------------------------------------------------------------------------
   Less, waiver of:
     Management Fees                                             (1,613)               (266)               (123)               (898)
     Investment Advisory Fees                                       (82)                (36)                (57)               (332)
     Shareholder Servicing Fees (1)                              (1,185)               (540)             (1,146)             (6,659)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                   3,374               1,441               1,566              10,431
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            37,613              16,258              26,495             160,357
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                                          (38)                 --                  22                  21
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments                                                     --                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                              $37,575             $16,258             $26,517            $160,378
------------------------------------------------------------------------------------------------------------------------------------

(1) Includes class specific distribution and shareholder servicing fees. Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

20                  SEI Daily Income Trust / Semi-Annual Report / July 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       INTERMEDIATE-
                                                                      SHORT-DURATION        DURATION                       CORPORATE
                                          TREASURY    TREASURY II         GOVERNMENT      GOVERNMENT           GNMA     DAILY INCOME
                                              FUND           FUND               FUND            FUND           FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                        $18,235        $14,969             $2,816           $2,424         $3,899          $3,001
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                            930            796                178              143            194             177
   Investment Advisory Fees                    86             75                 51               41             60              51
   Shareholder Servicing Fees (1)           1,471            980                127              102            152             127
   Custodian/Wire Agent Fees                   56             26                  3                2              4               3
   Trustee Fees                                 2              2                  1                1             --              --
   Registration Fees                           16             18                  1                1              1               1
   Other                                       30             26                  6                5              9               8
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                           2,591          1,923                367              295            420             367
------------------------------------------------------------------------------------------------------------------------------------
   Less, waiver of:
     Management Fees                         (307)           (80)                (4)              --             --             (45)
     Investment Advisory Fees                 (39)           (33)                (7)              --             --             (18)
     Shareholder Servicing Fees (1)          (271)          (583)              (127)             (91)           (56)           (127)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                             1,974          1,227                229              204            364             177
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                      16,261         13,742              2,587            2,220          3,535           2,824
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions
   Net Change in Unrealized                    12            (17)             1,060               90            114             107
     Appreciation (Depreciation) on
     Investments                               --             --               (318)             868          1,657             638
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $16,273        $13,725             $3,329           $3,178         $5,306          $3,569
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                  21

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2001 (Unaudited) and for the year ended January 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                           MONEY MARKET FUND                  GOVERNMENT FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                         2/1/01 to       2/1/00 to       2/1/01 to        2/1/00 to
                                                                          7/31/01        1/31/01         7/31/01          1/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                 $   37,613      $   68,819        $ 16,258        $ 26,283
   Net Realized Gain (Loss) from Security Transactions                          (38)             43            --                19
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in Net Assets
     from Operations                                                         37,575          68,862          16,258          26,302
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income
     Class A                                                                (22,731)        (43,970)         (9,855)        (14,773)
     Class B                                                                 (3,645)         (5,134)         (3,017)         (5,011)
     Class C                                                                 (7,209)        (15,563)         (2,424)         (4,816)
     Class H                                                                     --              --              --              --
     Sweep Class                                                             (4,034)         (4,140)           (965)         (1,685)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends Distributed                                              (37,619)        (68,807)        (16,261)        (26,285)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued                                          5,936,104      12,456,532       1,782,190       1,380,123
     Reinvestment of Cash Distributions                                      11,243          22,235           3,563           6,509
     Cost of Shares Redeemed                                             (6,033,196)    (12,001,274)     (1,720,219)     (1,338,984)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions            (85,849)        477,493          65,534          47,648
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from Shares Issued                                            465,957         617,624         610,437         524,133
     Reinvestment of Cash Distributions                                          82             224             430             310
     Cost of Shares Redeemed                                               (424,662)       (490,631)       (501,886)       (498,716)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class B Transactions             41,377         127,217         108,981          25,727
------------------------------------------------------------------------------------------------------------------------------------
   Class C:
     Proceeds from Shares Issued                                            871,151       1,379,017         271,643         396,580
     Reinvestment of Cash Distributions                                         302             168              24             100
     Cost of Shares Redeemed                                               (754,965)     (1,251,212)       (237,692)       (352,559)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class C Transactions            116,488         127,973          33,975          44,121
------------------------------------------------------------------------------------------------------------------------------------
   Class H:
     Proceeds from Shares Issued                                                 --              --              --              --
     Reinvestment of Cash Distributions                                          --              --              --              --
     Cost of Shares Redeemed                                                     --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets from Class H Transactions                            --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Sweep Class:
     Proceeds from Shares Issued                                            261,244         448,178         180,931         279,918
     Reinvestment of Cash Distributions                                          --               3              15               4
     Cost of Shares Redeemed                                               (269,070)       (254,725)       (168,772)       (254,992)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Sweep Class Transactions         (7,826)        193,456          12,174          24,930
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Capital Share Transactions       64,190         926,139         220,664         142,426
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                   64,146         926,194         220,661         142,443
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    1,430,363         504,169         496,415         353,972
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                         $1,494,509      $1,430,363        $717,076        $496,415
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

22                  SEI Daily Income Trust / Semi-Annual Report / July 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                           GOVERNMENT II FUND              PRIME OBLIGATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                         2/1/01 to       2/1/00 to       2/1/01 to        2/1/00 to
                                                                          7/31/01        1/31/01         7/31/01          1/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                 $   26,495      $   61,450        $160,357        $ 310,731
   Net Realized Gain (Loss) from Security Transactions                           22               8              21              50
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in Net Assets
     from Operations                                                         26,517          61,458         160,378         310,781
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income
     Class A                                                                (21,437)        (50,972)       (126,314)       (245,176)
     Class B                                                                 (3,895)         (7,391)        (14,019)        (24,456)
     Class C                                                                 (1,161)         (3,119)        (18,277)        (38,482)
     Class H                                                                     --              --            (338)         (2,581)
     Sweep Class                                                                 --              --          (1,446)            (63)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends Distributed                                              (26,493)        (61,482)       (160,394)       (310,758)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued                                          1,976,979       3,877,517      31,978,096      51,078,782
     Reinvestment of Cash Distributions                                       4,391           8,560          42,433          92,330
     Cost of Shares Redeemed                                             (1,983,078)     (3,768,946)    (33,000,144)    (51,544,353)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions             (1,706)        117,131        (979,615)       (373,241)
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from Shares Issued                                            501,501         835,859       2,988,058       4,183,435
     Reinvestment of Cash Distributions                                         938           1,421           3,272           3,224
     Cost of Shares Redeemed                                               (440,368)       (779,642)     (2,594,868)     (4,060,573)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class B Transactions             62,071          57,638         396,462         126,086
------------------------------------------------------------------------------------------------------------------------------------
   Class C:
     Proceeds from Shares Issued                                            164,944         325,083       2,151,568       3,021,502
     Reinvestment of Cash Distributions                                           3              20           2,785             160
     Cost of Shares Redeemed                                               (133,549)       (313,111)     (2,036,352)     (2,713,472)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class C Transactions             31,398          11,992         118,001         308,190
------------------------------------------------------------------------------------------------------------------------------------
   Class H:
     Proceeds from Shares Issued                                                 --              --          21,035          11,449
     Reinvestment of Cash Distributions                                          --              --             338              63
     Cost of Shares Redeemed                                                     --              --         (11,164)         (1,921)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets from Class H Transactions                            --              --          10,209           9,591
------------------------------------------------------------------------------------------------------------------------------------
   Sweep Class:
     Proceeds from Shares Issued                                                 --              --         324,975         444,390
     Reinvestment of Cash Distributions                                          --              --              48              36
     Cost of Shares Redeemed                                                     --              --        (323,213)       (389,896)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Sweep Class Transactions             --              --           1,810          54,530
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Capital Share                    91,761         186,761        (453,133)        125,156
       Transactions
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                   91,785         186,737        (453,149)        125,179
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    1,107,167         920,430       6,475,248       6,350,069
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                         $1,198,952      $1,107,167      $6,022,099      $6,475,248
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                               TREASURY FUND                  TREASURY II FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                         2/1/01 to       2/1/00 to       2/1/01 to        2/1/00 to
                                                                          7/31/01        1/31/01         7/31/01          1/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $ 16,261        $ 38,313        $ 13,742        $ 30,533
   Net Realized Gain (Loss) from Security Transactions                           12              64             (17)             86
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in Net Assets
     from Operations                                                         16,273          38,377          13,725          30,619
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income
     Class A                                                                 (4,843)        (11,294)         (9,929)        (22,062)
     Class B                                                                 (7,171)        (15,659)         (1,920)         (4,398)
     Class C                                                                 (2,073)         (6,347)         (1,913)         (4,066)
     Class H                                                                     --              --              --              --
     Sweep Class                                                             (2,177)         (5,039)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends Distributed                                              (16,264)        (38,339)        (13,762)        (30,526)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued                                          1,522,614       1,768,383       1,194,764       2,138,065
     Reinvestment of Cash Distributions                                       1,858           3,518           3,135           7,926
     Cost of Shares Redeemed                                             (1,486,652)     (1,842,142)     (1,093,223)     (2,119,244)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions             37,820         (70,241)        104,676          26,747
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from Shares Issued                                            519,289       1,194,081         349,301         853,615
     Reinvestment of Cash Distributions                                         915             809             577           1,171
     Cost of Shares Redeemed                                               (471,331)     (1,045,264)       (359,255)       (832,438)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class B Transactions             48,873         149,626          (9,377)         22,348
------------------------------------------------------------------------------------------------------------------------------------
   Class C:
     Proceeds from Shares Issued                                            392,976         770,111         327,465         651,314
     Reinvestment of Cash Distributions                                          --             --               --              --
     Cost of Shares Redeemed                                               (395,015)       (785,772)       (314,103)       (595,087)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class C Transactions             (2,039)        (15,661)         13,362          56,227
------------------------------------------------------------------------------------------------------------------------------------
   Class H:
     Proceeds from Shares Issued                                                 --              --              --              --
     Reinvestment of Cash Distributions                                          --              --              --              --
     Cost of Shares Redeemed                                                     --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets from Class H Transactions                            --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Sweep Class:
     Proceeds from Shares Issued                                            287,565         480,928              --              --
     Reinvestment of Cash Distributions                                          --              --              --              --
     Cost of Shares Redeemed                                               (282,355)       (453,082)             --              --
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Sweep Class Transactions          5,210          27,846              --              --
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Capital Share                    89,864          91,570         108,661         105,322
       Transactions
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                   89,873          91,608         108,624         105,415
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      645,188         553,580         594,754         489,339
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                           $735,061        $645,188        $703,378        $594,754
------------------------------------------------------------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                  23

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the six months ended July 31, 2001 (Unaudited) and for the year ended January 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                          SHORT-DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                2/1/01 to 7/31/01               2/1/00 to 1/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                           $    2,587                       $ 5,287
   Net Realized Gain (Loss) from Security Transactions                                  1,060                          (375)
   Net Change in Unrealized Appreciation (Depreciation) of Investments                   (318)                        2,989
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in Net Assets from Operations                                           3,329                         7,901
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                                                           (2,590)                       (5,309)
     Class B                                                                               --                            (1)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends Distributed                                                         (2,590)                       (5,310)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued                                                      192,772                       211,154
     Reinvestment of Cash Distributions                                                 1,394                         2,384
     Cost of Shares Redeemed                                                         (195,139)                     (214,180)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                         (973)                         (642)
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from Shares Issued                                                           --                            --
     Reinvestment of Cash Distributions                                                    --                             1
     Cost of Shares Redeemed                                                               --                           (11)
------------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Class B Transactions                                      --                           (10)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Capital Share Transactions                   (973)                         (652)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                               (234)                        1,939
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                 99,498                        97,559
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                    $  99,264                      $ 99,498
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                                                                     18,943                        21,171
     Shares Issued in lieu of Cash Distributions                                          137                           239
     Shares Redeemed                                                                  (19,173)                      (21,490)
------------------------------------------------------------------------------------------------------------------------------------
     Total Class A transactions                                                           (93)                          (80)
   Class B:
     Shares Issued                                                                         --                            --
     Shares Issued in lieu of Cash Distributions                                           --                            --
     Shares Redeemed                                                                       --                            (1)
------------------------------------------------------------------------------------------------------------------------------------
     Total Class B transactions                                                            --                            (1)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Capital Shares                                                (93)                          (81)

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

24                  SEI Daily Income Trust / Semi-Annual Report / July 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                           INTERMEDIATE-DURATION GOVERNMENT FUND        GNMA FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                            2/1/01 to 7/31/01  2/1/00 to 1/31/01   2/1/01 to 7/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                        $   2,220            $ 5,315             $ 3,535
   Net Realized Gain (Loss) from Security Transactions                                 90               (519)                114
   Net Change in Unrealized Appreciation (Depreciation) of Investments                868              6,043               1,657
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in Net Assets from Operations                                       3,178             10,839               5,306
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                                                       (2,218)            (5,324)             (3,664)
     Class B                                                                           --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends Distributed                                                     (2,218)            (5,324)             (3,664)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued                                                    9,035             18,196              87,399
     Reinvestment of Cash Distributions                                               724              1,451               1,969
     Cost of Shares Redeemed                                                      (13,221)           (55,177)            (24,621)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                   (3,462)           (35,530)             64,747
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from Shares Issued                                                       --                 --                  --
     Reinvestment of Cash Distributions                                                --                 --                  --
     Cost of Shares Redeemed                                                           --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Class B Transactions                                  --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Capital Share Transactions             (3,462)           (35,530)             64,747
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                         (2,502)           (30,015)             66,389
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                             84,523            114,538              88,403
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                 $ 82,021           $ 84,523            $154,792
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                                                                    880              1,838               8,932
     Shares Issued in lieu of Cash Distributions                                       71                148                 201
     Shares Redeemed                                                               (1,292)            (5,620)             (2,520)
------------------------------------------------------------------------------------------------------------------------------------
     Total Class A transactions                                                      (341)            (3,634)              6,613
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares Issued                                                                     --                 --                  --
     Shares Issued in lieu of Cash Distributions                                       --                 --                  --
     Shares Redeemed                                                                   --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Total Class B transactions                                                        --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Capital Shares                                           (341)            (3,634)              6,613
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 GNMA FUND           CORPORATE DAILY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                            2/1/01 to 7/31/01   2/1/00 to 1/31/01  2/1/01 to 7/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                          $ 5,185            $ 2,824             $ 5,964
   Net Realized Gain (Loss) from Security Transactions                             (1,081)               107                  61
   Net Change in Unrealized Appreciation (Depreciation) of Investments              6,033                638               1,999
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in Net Assets from Operations                                      10,137              3,569               8,024
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                                                       (5,188)            (2,810)             (5,972)
     Class B                                                                           --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends Distributed                                                     (5,188)            (2,810)             (5,972)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued                                                   39,710            172,560             215,146
     Reinvestment of Cash Distributions                                             1,785              2,011               4,410
     Cost of Shares Redeemed                                                      (42,047)          (182,546)           (221,190)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                     (552)            (7,975)             (1,634)
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from Shares Issued                                                       --                 --                  --
     Reinvestment of Cash Distributions                                                --                 --                  --
     Cost of Shares Redeemed                                                           --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Class B Transactions                                  --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Capital Share Transactions               (552)            (7,975)             (1,634)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                          4,397             (7,216)                418
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                             84,006            114,536             114,118
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                 $ 88,403           $107,320            $114,536
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                                                                  4,153             85,438             108,038
     Shares Issued in lieu of Cash Distributions                                      188                996               2,220
     Shares Redeemed                                                               (4,441)           (90,432)           (111,282)
------------------------------------------------------------------------------------------------------------------------------------
     Total Class A transactions                                                     (100)             (3,998)             (1,024)
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares Issued                                                                     --                 --                  --
     Shares Issued in lieu of Cash Distributions                                       --                 --                  --
     Shares Redeemed                                                                   --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Total Class B transactions                                                        --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Capital Shares                                           (100)            (3,998)             (1,024)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                   25


FINANCIAL HIGHLIGHTS

For the six months ended July 31,2001 (Unaudited) and for the years ended January 31,
For a Share Outstanding Throughout the Periods


------------------------------------------------------------------------------------------------------------------------------------
                                                               Net Realized
                                                                        and            Distributions
                           Net Asset                             Unrealized                     from
                              Value,                   Net            Gains                 Realized
                           Beginning            Investment         (Losses)                  Capital
                           of Period                Income    on Securities                    Gains
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
CLASS A
   2001*                       $1.00                 $0.03              $--                   $(0.03)
   2001                         1.00                  0.06               --                    (0.06)
   2000                         1.00                  0.05               --                    (0.05)
   1999                         1.00                  0.05               --                    (0.05)
   1998                         1.00                  0.06               --                    (0.06)
   1997                         1.00                  0.05               --                    (0.05)
CLASS B
   2001*                       $1.00                 $0.03              $--                   $(0.03)
   2001                         1.00                  0.06               --                    (0.06)
   2000                         1.00                  0.05               --                    (0.05)
   1999                         1.00                  0.05               --                    (0.05)
   1998(1)                      1.00                  0.03               --                    (0.03)
   1997                         1.00                  0.05               --                    (0.05)
CLASS C
   2001*                       $1.00                 $0.03              $--                   $(0.03)
   2001                         1.00                  0.06               --                    (0.06)
   2000                         1.00                  0.05               --                    (0.05)
   1999                         1.00                  0.05               --                    (0.05)
   1998                         1.00                  0.05               --                    (0.05)
   1997                         1.00                  0.05               --                    (0.05)
SWEEP CLASS
   2001*                       $1.00                 $0.02              $--                   $(0.02)
   2001                         1.00                  0.06               --                    (0.06)
   2000                         1.00                  0.04               --                    (0.04)
   1999(2)                      1.00                  0.02               --                    (0.02)
GOVERNMENT FUND
CLASS A
   2001*                       $1.00                 $0.03              $--                   $(0.03)
   2001                         1.00                  0.06               --                    (0.06)
   2000                         1.00                  0.05               --                    (0.05)
   1999                         1.00                  0.05               --                    (0.05)
   1998                         1.00                  0.05               --                    (0.05)
   1997                         1.00                  0.05               --                    (0.05)
CLASS B
   2001*                       $1.00                 $0.03              $--                   $(0.03)
   2001                         1.00                  0.06               --                    (0.06)
   2000                         1.00                  0.05               --                    (0.05)
   1999                         1.00                  0.05               --                    (0.05)
   1998                         1.00                  0.05               --                    (0.05)
   1997                         1.00                  0.05               --                    (0.05)
CLASS C
   2001*                       $1.00                 $0.03              $--                   $(0.03)
   2001                         1.00                  0.06               --                    (0.06)
   2000                         1.00                  0.05               --                    (0.05)
   1999                         1.00                  0.05               --                    (0.05)
   1998(3)                      1.00                  0.03               --                    (0.03)


FINANCIAL HIGHLIGHTS

For the six months ended July 31,2001 (Unaudited) and for the years ended January 31,
For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------------
                      Distributions
                               from
                           Realized                  Net Asset                             Net Assets
                            Capital                 Value, End             Total        End of Period
                              Gains                  of Period           Return+        ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
CLASS A
   2001*                        $--                      $1.00              2.36%          $  656,076
   2001                          --                       1.00              6.49              741,949
   2000                          --                       1.00              5.19              264,423
   1999                          --                       1.00              5.50            1,212,244
   1998                          --                       1.00              5.65              721,035
   1997                          --                       1.00              5.44              369,052
CLASS B
   2001*                        $--                      $1.00              2.21%          $  202,439
   2001                          --                       1.00              6.17              161,067
   2000                          --                       1.00              4.87               33,839
   1999                          --                       1.00              5.18                7,875
   1998(1)                       --                       1.00              5.29                7,383
   1997                          --                       1.00              5.13                  770
CLASS C
   2001*                        $--                      $1.00              2.11%          $  424,024
   2001                          --                       1.00              5.96              307,545
   2000                          --                       1.00              4.66              179,565
   1999                          --                       1.00              4.97              132,831
   1998                          --                       1.00              5.12               86,922
   1997                          --                       1.00              4.92               30,528
SWEEP CLASS
   2001*                        $--                      $1.00              1.99%          $  211,970
   2001                          --                       1.00              5.70              219,802
   2000                          --                       1.00              4.40               26,342
   1999(2)                       --                       1.00              4.56                6,669
GOVERNMENT FUND
CLASS A
   2001*                        $--                      $1.00              2.33%          $  319,674
   2001                          --                       1.00              6.37              254,143
   2000                          --                       1.00              5.12              206,481
   1999                          --                       1.00              5.39              204,988
   1998                          --                       1.00              5.52              142,929
   1997                          --                       1.00              5.33              116,373
CLASS B
   2001*                        $--                      $1.00              2.18%          $  199,323
   2001                          --                       1.00              6.05               90,343
   2000                          --                       1.00              4.81               64,616
   1999                          --                       1.00              5.08               34,676
   1998                          --                       1.00              5.21               29,102
   1997                          --                       1.00              5.02               53,144
CLASS C
   2001*                        $--                      $1.00              2.08%          $  138,428
   2001                          --                       1.00              5.84              104,452
   2000                          --                       1.00              4.60               60,328
   1999                          --                       1.00              4.87               39,881
   1998(3)                       --                       1.00              5.01               25,341


FINANCIAL HIGHLIGHTS

For the six months ended July 31,2001 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Ratio of Net
                                                                        Ratio of              Investment
                                             Ratio of Net               Expenses                  Income
                           Ratio of            Investment             to Average              to Average
                           Expenses                Income             Net Assets              Net Assets
                         to Average            to Average             (Excluding              (Excluding
                         Net Assets            Net Assets               Waivers)                Waivers)
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
CLASS A
   2001*                       0.18%                 4.81%                  0.64%                   4.35%
   2001                        0.18                  6.39                   0.64                    5.93
   2000                        0.18                  4.97                   0.65                    4.50
   1999                        0.18                  5.32                   0.64                    4.86
   1998                        0.18                  5.51                   0.66                    5.03
   1997                        0.16                  5.33                   0.63                    4.86
CLASS B
   2001*                       0.48%                 4.40%                  0.69%                   4.19%
   2001                        0.48                  6.07                   0.69                    5.86
   2000                        0.48                  4.91                   0.71                    4.68
   1999                        0.48                  5.08                   0.69                    4.87
   1998(1)                     0.48                  5.26                   0.72                    5.02
   1997                        0.50                  4.96                   0.76                    4.70
CLASS C
   2001*                       0.68%                 4.16%                  0.89%                   3.95%
   2001                        0.68                  5.84                   0.89                    5.63
   2000                        0.68                  4.61                   0.91                    4.38
   1999                        0.68                  4.84                   0.89                    4.63
   1998                        0.68                  5.02                   0.92                    4.78
   1997                        0.66                  4.84                   0.92                    4.58
SWEEP CLASS
   2001*                       0.93%                 4.00%                  1.14%                   3.79%
   2001                        0.93                  5.63                   1.14                    5.42
   2000                        0.93                  4.44                   1.16                    4.21
   1999(2)                     0.93                  4.36                   1.14                    4.15
GOVERNMENT FUND
CLASS A
   2001*                       0.20%                 4.58%                  0.53%                   4.25%
   2001                        0.20                  6.21                   0.54                    5.87
   2000                        0.20                  5.00                   0.55                    4.65
   1999                        0.20                  5.22                   0.55                    4.87
   1998                        0.20                  5.40                   0.56                    5.04
   1997                        0.20                  5.22                   0.55                    4.87
CLASS B
   2001*                       0.50%                 4.23%                  0.58%                   4.15%
   2001                        0.50                  5.92                   0.59                    5.83
   2000                        0.50                  4.74                   0.60                    4.64
   1999                        0.50                  4.92                   0.60                    4.82
   1998                        0.50                  5.06                   0.61                    4.95
   1997                        0.50                  4.91                   0.62                    4.79
CLASS C
   2001*                       0.70%                 4.10%                  0.78%                   4.02%
   2001                        0.70                  5.73                   0.79                    5.64
   2000                        0.70                  4.53                   0.80                    4.43
   1999                        0.70                  4.70                   0.80                    4.60
   1998(3)                     0.70                  4.94                   0.81                    4.83


--------------------------------------------------------------------------------

26                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                              Net Realized
                                                                       and            Distributions
                          Net Asset                             Unrealized                     from
                             Value,                   Net            Gains                      Net
                          Beginning            Investment         (Losses)               Investment
                          of Period                Income    on Securities                   Income
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
SWEEP CLASS
   2001*                      $1.00                 $0.02              $--                   $(0.02)
   2001                        1.00                  0.05               --                    (0.05)
   2000                        1.00                  0.04               --                    (0.04)
   1999(4)                     1.00                  0.03               --                    (0.03)
GOVERNMENT II FUND
CLASS A
   2001*                      $1.00                 $0.03              $--                   $(0.03)
   2001                        1.00                  0.06               --                    (0.06)
   2000                        1.00                  0.05               --                    (0.05)
   1999                        1.00                  0.05               --                    (0.05)
   1998                        1.00                  0.05               --                    (0.05)
   1997                        1.00                  0.05               --                    (0.05)
CLASS B
   2001*                      $1.00                 $0.03              $--                   $(0.03)
   2001                        1.00                  0.06               --                    (0.06)
   2000                        1.00                  0.05               --                    (0.05)
   1999                        1.00                  0.05               --                    (0.05)
   1998                        1.00                  0.05               --                    (0.05)
   1997                        1.00                  0.05               --                    (0.05)
CLASS C
   2001*                      $1.00                 $0.03              $--                   $(0.03)
   2001                        1.00                  0.06               --                    (0.06)
   2000                        1.00                  0.04               --                    (0.04)
   1999                        1.00                  0.05               --                    (0.05)
   1998                        1.00                  0.05               --                    (0.05)
   1997(5)                     1.00                  0.01               --                    (0.01)
PRIME OBLIGATION FUND
CLASS A
   2001*                      $1.00                 $0.03              $--                   $(0.03)
   2001                        1.00                  0.06               --                    (0.06)
   2000                        1.00                  0.05               --                    (0.05)
   1999                        1.00                  0.05               --                    (0.05)
   1998                        1.00                  0.05               --                    (0.05)
   1997                        1.00                  0.05               --                    (0.05)
CLASS B
   2001*                      $1.00                 $0.03              $--                   $(0.03)
   2001                        1.00                  0.06               --                    (0.06)
   2000                        1.00                  0.05               --                    (0.05)
   1999                        1.00                  0.05               --                    (0.05)
   1998                        1.00                  0.05               --                    (0.05)
   1997                        1.00                  0.05               --                    (0.05)


------------------------------------------------------------------------------------------------------------------------------------
                      Distributions
                               from
                           Realized                  Net Asset                             Net Assets
                            Capital                 Value, End             Total        End of Period
                              Gains                  of Period           Return+        ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
SWEEP CLASS
   2001*                        $--                      $1.00              1.96%         $    59,651
   2001                          --                       1.00              5.57               47,477
   2000                          --                       1.00              4.34               22,547
   1999(4)                       --                       1.00              4.49                3,248
GOVERNMENT II FUND
CLASS A
   2001*                        $--                      $1.00              2.34%          $  909,063
   2001                          --                       1.00              6.31              910,748
   2000                          --                       1.00              5.05              793,640
   1999                          --                       1.00              5.33              943,396
   1998                          --                       1.00              5.45              863,427
   1997                          --                       1.00              5.29              762,015
CLASS B
   2001*                        $--                      $1.00              2.19%          $  202,478
   2001                          --                       1.00              5.99              140,408
   2000                          --                       1.00              4.74               82,771
   1999                          --                       1.00              5.01               64,838
   1998                          --                       1.00              5.14               31,851
   1997                          --                       1.00              4.98               16,323
CLASS C
   2001*                        $--                      $1.00              2.09%         $    87,411
   2001                          --                       1.00              5.78               56,011
   2000                          --                       1.00              4.53               44,019
   1999                          --                       1.00              4.81               50,712
   1998                          --                       1.00              4.93               35,272
   1997(5)                       --                       1.00              4.71                6,359
PRIME OBLIGATION FUND
CLASS A
   2001*                        $--                      $1.00              2.35%          $4,133,674
   2001                          --                       1.00              6.46            5,113,420
   2000                          --                       1.00              5.25            5,486,642
   1999                          --                       1.00              5.48            4,482,676
   1998                          --                       1.00              5.59            3,247,562
   1997                          --                       1.00              5.38            2,626,360
CLASS B
   2001*                        $--                      $1.00              2.20%         $   869,805
   2001                          --                       1.00              6.14              473,294
   2000                          --                       1.00              4.93              347,215
   1999                          --                       1.00              5.16              229,361
   1998                          --                       1.00              5.27              186,572
   1997                          --                       1.00              5.07              146,267


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Ratio of Net
                                                                   Ratio of              Investment
                                             Ratio of Net          Expenses                  Income
                           Ratio of            Investment        to Average              to Average
                           Expenses                Income        Net Assets              Net Assets
                         to Average            to Average        (Excluding              (Excluding
                         Net Assets            Net Assets          Waivers)                Waivers)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
SWEEP CLASS
   2001*                       0.95%                 3.88%             1.03%                   3.80%
   2001                        0.95                  5.47              1.04                    5.38
   2000                        0.95                  4.42              1.05                    4.32
   1999(4)                     0.95                  4.37              1.05                    4.27
GOVERNMENT II FUND
CLASS A
   2001*                       0.20%                 4.69%             0.48%                   4.41%
   2001                        0.20                  6.14              0.49                    5.85
   2000                        0.20                  4.93              0.49                    4.64
   1999                        0.20                  5.20              0.50                    4.90
   1998                        0.20                  5.32              0.51                    5.01
   1997                        0.20                  5.17              0.45                    4.92
CLASS B
   2001*                       0.50%                 4.33%             0.53%                   4.30%
   2001                        0.50                  5.88              0.54                    5.84
   2000                        0.50                  4.65              0.54                    4.61
   1999                        0.50                  4.86              0.55                    4.81
   1998                        0.50                  5.02              0.56                    4.96
   1997                        0.50                  4.87              0.56                    4.81
CLASS C
   2001*                       0.70%                 4.09%             0.73%                   4.06%
   2001                        0.70                  5.67              0.74                    5.63
   2000                        0.70                  4.40              0.74                    4.36
   1999                        0.70                  4.70              0.75                    4.65
   1998                        0.70                  4.82              0.76                    4.76
   1997(5)                     0.70                  4.69              0.75                    4.64
PRIME OBLIGATION FUND
CLASS A
   2001*                       0.20%                 4.75%             0.49%                   4.46%
   2001                        0.20                  6.25              0.49                    5.96
   2000                        0.20                  5.16              0.49                    4.87
   1999                        0.20                  5.32              0.50                    5.02
   1998                        0.20                  5.46              0.51                    5.15
   1997                        0.20                  5.26              0.45                    5.01
CLASS B
   2001*                       0.50%                 4.30%             0.54%                   4.26%
   2001                        0.50                  6.01              0.54                    5.97
   2000                        0.50                  4.84              0.54                    4.80
   1999                        0.50                  5.04              0.55                    4.99
   1998                        0.50                  5.16              0.56                    5.10
   1997                        0.50                  4.95              0.56                    4.89

   Amounts designated as "--" are $0 or have been rounded to $0.
     * All ratios for the six months ended July 31, 2001 (unaudited) have been annualized.
     + Returns are for the period indicated (unless otherwise noted)
       and have not been annualized.
   (1) Money Market Fund Class B shares were fully liquidated March 12, 1997 and re-offered beginning August 12, 1997. All ratios and total return for that period have been annualized.
   (2) Money Market Fund Sweep Class shares were offered beginning July 15,
       1998.
       All ratios and total return for that period have been annualized.
   (3) Government Fund Class C shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.
   (4) Government Fund Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.
   (5) Government II Fund Class C shares were offered beginning November 27, 1996. All ratios and total return for that period have been annualized.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                   27

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2001 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Periods


------------------------------------------------------------------------------------------------------------------------------------
                                                              Net Realized
                                                                       and            Distributions
                          Net Asset                             Unrealized                     from
                             Value,                   Net            Gains                      Net
                          Beginning            Investment         (Losses)               Investment
                          of Period                Income    on Securities                   Income
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
CLASS C
   2001*                      $1.00                 $0.03              $--                   $(0.03)
   2001                        1.00                  0.06               --                    (0.06)
   2000                        1.00                  0.05               --                    (0.05)
   1999                        1.00                  0.05               --                    (0.05)
   1998                        1.00                  0.05               --                    (0.05)
   1997(1)                     1.00                  0.04               --                    (0.04)
CLASS H
   2001*                      $1.00                 $0.03              $--                   $(0.03)
   2001(2)                     1.00                  0.04               --                    (0.04)
SWEEP CLASS
   2001*                      $1.00                 $0.02              $--                   $(0.02)
   2001                        1.00                  0.06               --                    (0.06)
   2000                        1.00                  0.04               --                    (0.04)
   1999(3)                     1.00                  0.03               --                    (0.03)
TREASURY FUND
CLASS A
   2001*                      $1.00                 $0.03              $--                   $(0.03)
   2001                        1.00                  0.06               --                    (0.06)
   2000                        1.00                  0.05               --                    (0.05)
   1999                        1.00                  0.05               --                    (0.05)
   1998                        1.00                  0.05               --                    (0.05)
   1997                        1.00                  0.05               --                    (0.05)
CLASS B
   2001*                      $1.00                 $0.03              $--                   $(0.03)
   2001                        1.00                  0.06               --                    (0.06)
   2000                        1.00                  0.05               --                    (0.05)
   1999                        1.00                  0.05               --                    (0.05)
   1998(4)                     1.00                  0.03               --                    (0.03)
CLASS C
   2001*                      $1.00                 $0.02              $--                   $(0.02)
   2001                        1.00                  0.06               --                    (0.06)
   2000                        1.00                  0.04               --                    (0.04)
   1999                        1.00                  0.05               --                    (0.05)
   1998                        1.00                  0.05               --                    (0.05)
   1997                        1.00                  0.05               --                    (0.05)
SWEEP CLASS
   2001*                      $1.00                 $0.02              $--                   $(0.02)
   2001                        1.00                  0.05               --                    (0.05)
   2000                        1.00                  0.04               --                    (0.04)
   1999                        1.00                  0.04               --                    (0.04)
   1998(5)                     1.00                  0.02               --                    (0.02)


------------------------------------------------------------------------------------------------------------------------------------
                      Distributions
                               from
                           Realized                  Net Asset                             Net Assets
                            Capital                 Value, End             Total        End of Period
                              Gains                  of Period           Return+        ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
CLASS C
   2001*                        $--                      $1.00              2.10%            $928,049
   2001                          --                       1.00              5.93              809,989
   2000                          --                       1.00              4.72              501,789
   1999                          --                       1.00              4.96              351,881
   1998                          --                       1.00              5.06              207,908
   1997(1)                       --                       1.00              4.85                4,332
CLASS H
   2001*                        $--                      $1.00              2.14%             $19,802
   2001(2)                       --                       1.00              3.94                9,591
SWEEP CLASS
   2001*                        $--                      $1.00              1.98%             $70,769
   2001                          --                       1.00              5.67               68,954
   2000                          --                       1.00              4.46               14,423
   1999(3)                       --                       1.00              4.61                5,645
TREASURY FUND
CLASS A
   2001*                        $--                      $1.00              2.27%            $163,867
   2001                          --                       1.00              6.24              126,044
   2000                          --                       1.00              4.93              196,282
   1999                          --                       1.00              5.28              269,680
   1998                          --                       1.00              5.49              187,790
   1997                          --                       1.00              5.32               67,924
CLASS B
   2001*                        $--                      $1.00              2.12%            $357,566
   2001                          --                       1.00              5.92              308,688
   2000                          --                       1.00              4.62              159,042
   1999                          --                       1.00              4.97               96,074
   1998(4)                       --                       1.00              5.18               68,089
CLASS C
   2001*                        $--                      $1.00              2.02%            $ 97,777
   2001                          --                       1.00              5.71               99,816
   2000                          --                       1.00              4.41              115,471
   1999                          --                       1.00              4.76              103,643
   1998                          --                       1.00              4.96               53,768
   1997                          --                       1.00              4.80               24,904
SWEEP CLASS
   2001*                        $--                      $1.00              1.89%            $115,851
   2001                          --                       1.00              5.45              110,640
   2000                          --                       1.00              4.15               82,785
   1999                          --                       1.00              4.50               72,368
   1998(5)                       --                       1.00              4.74               69,066


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Ratio of Net
                                                                    Ratio of              Investment
                                                  Ratio of          Expenses                  Income
                            Ratio of            Investment        to Average              to Average
                            Expenses                Income        Net Assets              Net Assets
                          to Average            to Average        (Excluding              (Excluding
                          Net Assets            Net Assets          Waivers)                Waivers)
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
CLASS C
   2001*                       0.70%                 4.20%             0.74%                   4.16%
   2001                        0.70                  5.81              0.74                    5.77
   2000                        0.70                  4.68              0.74                    4.64
   1999                        0.70                  4.82              0.75                    4.77
   1998                        0.70                  5.02              0.76                    4.96
   1997(1)                     0.70                  4.79              0.74                    4.75
CLASS H
   2001*                       0.63%                 4.19%             0.67%                   4.00%
   2001(2)                     0.63                  5.90              0.67                    5.86
SWEEP CLASS
   2001*                       0.95%                 3.93%             0.99%                   3.89%
   2001                        0.95                  5.61              0.99                    5.57
   2000                        0.95                  4.49              0.99                    4.45
   1999(3)                     0.95                  4.35              1.00                    4.30
TREASURY FUND
CLASS A
   2001*                       0.20%                 4.48%             0.54%                   4.14%
   2001                        0.20                  6.06              0.55                    5.71
   2000                        0.20                  4.77              0.56                    4.41
   1999                        0.20                  5.14              0.57                    4.77
   1998                        0.20                  5.36              0.59                    4.97
   1997                        0.20                  5.19              0.60                    4.79
CLASS B
   2001*                       0.50%                 4.22%             0.59%                   4.13%
   2001                        0.50                  5.79              0.60                    5.69
   2000                        0.50                  4.55              0.61                    4.44
   1999                        0.50                  4.86              0.62                    4.74
   1998(4)                     0.50                  5.13              0.64                    4.99
CLASS C
   2001*                       0.70%                 4.07%             0.79%                   3.98%
   2001                        0.70                  5.56              0.80                    5.46
   2000                        0.70                  4.34              0.81                    4.23
   1999                        0.70                  4.62              0.82                    4.50
   1998                        0.70                  4.86              0.84                    4.72
   1997                        0.70                  4.70              0.90                    4.50
SWEEP CLASS
   2001*                       0.95%                 3.78%             1.04%                   3.69%
   2001                        0.95                  5.33              1.05                    5.23
   2000                        0.95                  4.08              1.06                    3.97
   1999                        0.95                  4.40              1.07                    4.28
   1998(5)                     0.95                  4.71              1.08                    4.58

--------------------------------------------------------------------------------

28                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                              Net Realized
                                                                       and            Distributions
                          Net Asset                             Unrealized                     from
                             Value,                   Net            Gains                 Realized
                          Beginning            Investment         (Losses)                  Capital
                          of Period                Income    on Securities                    Gains
------------------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
CLASS A
   2001*                      $1.00                 $0.03              $--                   $(0.03)
   2001                        1.00                  0.06               --                    (0.06)
   2000                        1.00                  0.05               --                    (0.05)
   1999                        1.00                  0.05               --                    (0.05)
   1998                        1.00                  0.05               --                    (0.05)
   1997                        1.00                  0.05               --                    (0.05)
CLASS B
   2001*                      $1.00                 $0.02              $--                   $(0.02)
   2001                        1.00                  0.05               --                    (0.05)
   2000                        1.00                  0.04               --                    (0.04)
   1999                        1.00                  0.04               --                    (0.04)
   1998                        1.00                  0.05               --                    (0.05)
   1997                        1.00                  0.05               --                    (0.05)
CLASS C
   2001*                      $1.00                 $0.02              $--                   $(0.02)
   2001                        1.00                  0.05               --                    (0.05)
   2000                        1.00                  0.04               --                    (0.04)
   1999                        1.00                  0.04               --                    (0.04)
   1998                        1.00                  0.05               --                    (0.05)
   1997                        1.00                  0.04               --                    (0.04)

------------------------------------------------------------------------------------------------------------------------------------
                      Distributions
                               from
                           Realized                  Net Asset                             Net Assets
                            Capital                 Value, End             Total        End of Period
                              Gains                  of Period           Return+        ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
CLASS A
   2001*                        $--                   $   1.00              2.13%           $ 510,641
   2001                          --                       1.00              5.86              406,003
   2000                          --                       1.00              4.60              379,179
   1999                          --                       1.00              4.86              451,738
   1998                          --                       1.00              5.20              748,061
   1997                          --                       1.00              5.07              780,718
CLASS B
   2001*                        $--                   $   1.00              1.98%           $  88,733
   2001                          --                       1.00              5.55               98,111
   2000                          --                       1.00              4.30               75,755
   1999                          --                       1.00              4.55              137,577
   1998                          --                       1.00              4.88               69,572
   1997                          --                       1.00              4.76               54,148
CLASS C
   2001*                        $--                   $   1.00              1.88%            $104,004
   2001                          --                       1.00              5.33               90,640
   2000                          --                       1.00              4.08               34,405
   1999                          --                       1.00              4.34               19,361
   1998                          --                       1.00              4.67               11,843
   1997                          --                       1.00              4.55                4,528

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Ratio of Net
                                                                    Ratio of              Investment
                                                  Ratio of          Expenses                  Income
                            Ratio of            Investment        to Average              to Average
                            Expenses                Income        Net Assets              Net Assets
                          to Average            to Average        (Excluding              (Excluding
                          Net Assets            Net Assets          Waivers)                Waivers)
------------------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
CLASS A
   2001*                       0.25%                 4.26%             0.54%                   3.97%
   2001                        0.25                  5.70              0.54                    5.41
   2000                        0.25                  4.49              0.54                    4.20
   1999                        0.25                  4.81              0.55                    4.51
   1998                        0.25                  5.08              0.56                    4.77
   1997                        0.25                  4.96              0.52                    4.69
CLASS B
   2001*                       0.55%                 4.05%             0.59%                   4.01%
   2001                        0.55                  5.40              0.59                    5.36
   2000                        0.55                  4.23              0.59                    4.19
   1999                        0.55                  4.36              0.60                    4.31
   1998                        0.55                  4.78              0.61                    4.72
   1997                        0.55                  4.65              0.63                    4.57
CLASS C
   2001*                       0.75%                 3.77%             0.79%                   3.73%
   2001                        0.75                  5.30              0.79                    5.26
   2000                        0.75                  4.06              0.79                    4.02
   1999                        0.75                  4.21              0.80                    4.16
   1998                        0.75                  4.58              0.81                    4.52
   1997                        0.75                  4.45              0.82                    4.38

   Amounts designated as "--" are $0 or have been rounded to $0.
     * All ratios for the six months ended July 31, 2001 (unaudited) have been annualized.
     + Returns are for the period indicated (unless otherwise noted)
       and have not been annualized.
   (1) Prime Obligation Fund Class C shares were re-offered beginning April 30, 1996. All ratios and total return for the period have been annualized.
   (2) Prime Obligation Fund Class H shares were offered beginning June 8, 2000. All ratios for that period have been annualized.
   (3) Prime Obligation Fund Sweep Class shares were offered beginning May 18, 1998. All ratios and total return for that period have been annualized.
   (4) Treasury Fund Class B shares were offered beginning August 4, 1997. All ratios and total return for that period have been annualized.
   (5) Treasury Fund Sweep Class shares were offered beginning August 1, 1997. All ratios and total return for that period have been annualized.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                   29

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2001 (Unaudited) and for the years ended January 31,
For a Share Outstanding Throughout the Periods


------------------------------------------------------------------------------------------------------------------------------------
                                                                Net Realized
                                                                         and          Distributions
                          Net Asset                               Unrealized                   from
                             Value,                   Net              Gains                   Net
                          Beginning            Investment           (Losses)             Investment
                          of Period                Income      on Securities                 Income
------------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
CLASS A
   2001*                     $10.15                 $0.31              $0.08                  $(0.31)
   2001                        9.87                  0.60               0.28                   (0.60)
   2000                       10.16                  0.51              (0.29)                  (0.51)
   1999                       10.06                  0.54               0.10                   (0.54)
   1998                        9.95                  0.59               0.11                   (0.59)
   1997                       10.09                  0.57              (0.12)                  (0.59)
CLASS B
   2001*                     $10.14                 $0.29              $0.06                  $(0.29)
   2001                        9.86                  0.56               0.28                   (0.56)
   2000                       10.15                  0.48              (0.29)                  (0.48)
   1999                       10.04                  0.51               0.11                   (0.51)
   1998                        9.94                  0.56               0.10                   (0.56)
   1997                       10.07                  0.55              (0.12)                  (0.56)
INTERMEDIATE-DURATION GOVERNMENT FUND
CLASS A
   2001*                     $10.22                 $0.32              $0.12                  $(0.32)
   2001                        9.62                  0.56               0.60                   (0.56)
   2000                       10.24                  0.54              (0.62)                  (0.54)
   1999                       10.07                  0.56               0.17                   (0.56)
   1998                        9.78                  0.58               0.29                   (0.58)
   1997                       10.06                  0.55              (0.28)                  (0.55)
GNMA FUND
CLASS A
   2001*                      $9.78                 $0.35              $0.11                  $(0.35)
   2001                        9.20                  0.62               0.58                   (0.62)
   2000                        9.91                  0.60              (0.71)                  (0.60)
   1999                        9.87                  0.61               0.04                   (0.61)
   1998                        9.63                  0.64               0.24                   (0.64)
   1997                        9.84                  0.65              (0.21)                  (0.65)
CORPORATE DAILY INCOME FUND
CLASS A
   2001*                      $2.01                 $0.07              $0.02                  $(0.07)
   2001                        1.97                  0.12               0.04                   (0.12)
   2000                        2.00                  0.10              (0.03)                  (0.10)
   1999                        2.00                  0.11               --                     (0.11)
   1998                        1.99                  0.11               0.01                   (0.11)
   1997                        2.00                  0.11              (0.01)                  (0.11)

------------------------------------------------------------------------------------------------------------------------------------
                      Distributions
                               from
                           Realized                  Net Asset                             Net Assets
                            Capital                 Value, End             Total        End of Period
                              Gains                  of Period           Return+        ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
CLASS A
   2001*                        $--                     $10.23              3.36%           $  99,260
   2001                          --                      10.15              9.14               99,495
   2000                          --                       9.87              2.22               97,545
   1999                          --                      10.16              6.49               99,047
   1998                          --                      10.06              7.23               81,014
   1997                          --                       9.95              4.62               73,545
CLASS B
   2001*                        $--                     $10.20              3.01%            $      4
   2001                          --                      10.14              8.82                    3
   2000                          --                       9.86              1.90                   14
   1999                          --                      10.15              6.28                   14
   1998                          --                      10.04              6.82                   13
   1997                          --                       9.94              4.40                   13
INTERMEDIATE-DURATION GOVERNMENT FUND
CLASS A
   2001*                        $--                     $10.34              3.93%            $ 82,021
   2001                          --                      10.22             12.42               84,523
   2000                          --                       9.62             (0.77)             114,538
   1999                          --                      10.24              7.46              124,657
   1998                          --                      10.07              9.15              117,107
   1997                          --                       9.78              2.81              133,675
GNMA FUND
CLASS A
   2001*                        $--                     $ 9.89              4.19%            $154,792
   2001                          --                       9.78             13.44               88,403
   2000                          --                       9.20             (1.18)              84,006
   1999                          --                       9.91              6.76              100,799
   1998                          --                       9.87              9.52               77,792
   1997                          --                       9.63              4.70              101,887
CORPORATE DAILY INCOME FUND
CLASS A
   2001*                        $--                     $ 2.03              3.81%            $107,320
   2001                          --                       2.01              8.45              114,536
   2000                          --                       1.97              3.77              114,118
   1999                          --                       2.00              5.61               90,043
   1998                          --                       2.00              6.29               69,571
   1997                          --                       1.99              5.21               55,783


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Ratio of Net
                                                                   Ratio of              Investment
                                             Ratio of Net          Expenses                  Income
                           Ratio of            Investment        to Average              to Average
                           Expenses                Income        Net Assets              Net Assets                 Portfolio
                         to Average            to Average        (Excluding              (Excluding                  Turnover
                         Net Assets            Net Assets          Waivers)                Waivers)                      Rate
------------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
CLASS A
   2001*                       0.45%                 5.10%             0.72%                4.83%                          60%
   2001                        0.45                  5.94              0.74                 5.65                           79
   2000                        0.45                  5.08              0.74                 4.79                          102
   1999                        0.45                  5.31              0.72                 5.04                           90
   1998                        0.45                  5.91              0.76                 5.60                          166
   1997                        0.45                  5.72              0.70                 5.47                          145
CLASS B
   2001*                       0.75%                 4.70%             0.77%                4.68%                          60%
   2001                        0.75                  5.61              0.79                 5.57                           79
   2000                        0.75                  4.79              0.79                 4.75                          102
   1999                        0.75                  5.02              0.77                 5.00                           90
   1998                        0.75                  5.61              0.81                 5.55                          166
   1997                        0.75                  5.49              0.82                 5.42                          145
INTERMEDIATE-DURATION GOVERNMENT FUND
CLASS A
   2001*                       0.50%                 5.45%             0.73%                5.22%                          12%
   2001                        0.50                  5.67              0.73                 5.44                           41
   2000                        0.50                  5.47              0.73                 5.24                           31
   1999                        0.50                  5.54              0.76                 5.28                           21
   1998                        0.50                  5.85              0.76                 5.59                           57
   1997                        0.49                  5.59              0.69                 5.39                           94
GNMA FUND
CLASS A
   2001*                       0.60%                 5.84%             0.69%                5.75%                          53%
   2001                        0.60                  6.52              0.71                 6.41                           81
   2000                        0.60                  6.21              0.71                 6.10                           29
   1999                        0.60                  6.14              0.72                 6.02                           27
   1998                        0.60                  6.65              0.75                 6.50                            4
   1997                        0.57                  6.76              0.68                 6.65                           12
CORPORATE DAILY INCOME FUND
CLASS A
   2001*                       0.35%                 5.59%             0.72%                5.22%                          27%
   2001                        0.35                  6.10              0.73                 5.72                           68
   2000                        0.35                  5.27              0.74                 4.88                           71
   1999                        0.35                  5.38              0.76                 4.97                           48
   1998                        0.35                  5.61              0.76                 5.20                          108
   1997                        0.36                  5.49              0.73                 5.12                          141

--------------------------------------------------------------------------------

   Amounts designated as "--" are $0 or have been rounded to $0.
   * All ratios for the six months ended July 31, 2001 (unaudited) have been annualized.
   + Returns are for the period indicated and have not been annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

30                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market Fund, the Government Fund, the Government II Fund, the Prime Obligation Fund, the Treasury Fund, the Treasury II Fund (collectively the "Money Market Funds"), the Short-Duration Government Fund, the Intermediate-Duration Government Fund, the GNMA Fund, and the Corporate Daily Income Fund (collectively the "Fixed Income Funds"). The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The financial statements have been prepared in accordance with accounting principles generally accepted in the United States which require the use of estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are not readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are not readily available, of which there were none on July 31, 2001, are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal Income Taxes is required.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated on each business day separately for each class of each Fund. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

CLASSES -- Class specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust

--------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                  31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as the distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide") as required on February 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. TRANSACTIONS WITH AFFILIATES

SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Funds for an annual fee of .33% of the average daily net assets of the Money Market Fund, .19% each of the average daily net assets of the Government II and Prime Obligation Funds, .24% each of the average daily net assets of the Government, Treasury and Treasury II Funds, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government and Corporate Daily Income Funds, and .32% of the GNMA Fund. However, the Manager has voluntarily agreed to waive its annual fee in an amount which limits total annual expenses (including the annual management fee) of the following Funds to the following amounts (expressed as a percentage of each Fund's daily net assets):

-------------------------------------------------------------------------------
                Money                            Prime
                Market     Gov't  Gov't II  Obligation  Treasury     Treasury II
-------------------------------------------------------------------------------
Class A           .18%      .20%      .20%        .20%      .20%      .25%
Class B           .48%      .50%      .50%        .50%      .50%      .55%
Class C           .68%      .70%      .70%        .70%      .70%      .75%
Class H            --        --        --         .63%       --        --
Sweep Class       .93%      .95%       --         .95%      .95%       --
-------------------------------------------------------------------------------
                              Short-  Intermediate          Corporate
                            Duration     Duration               Daily
                               Gov't        Gov't      GNMA    Income
-------------------------------------------------------------------------------
Class A                         .45%         .50%      .60%      .35%
Class B                         .75%          --        --        --

In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. The Manager has the right, at its sole discretion, to terminate these voluntary waivers at any time.

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C, Class H and Sweep Classes each have shareholder servicing plans (the "Shareholder Servicing Plans") which provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of each of the Money Market Funds, Short-Duration Government Fund and Corporate Daily Income Fund, these fees have been waived in full since the inception of the plan. In addition to the Shareholder Servicing Plans, the Class B, Class C and Class H shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to .05%, .25% and .18%, respectively, of the average daily net assets attributable to that class.

The Money Market, Government, Prime Obligation and Treasury Funds' Sweep Classes have adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, in addition to the shareholder servicing plan. The Plans provide for payments to the Distributor at an annual rate of .50% of a Fund's average daily net assets attributable to Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate Sweep Class shareholders that provide distribution related services to their customers.

--------------------------------------------------------------------------------

32                  SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4. INVESTMENT ADVISORY AND CUSTODIAN
AGREEMENT

Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company, LLP serves as the Investment Adviser of the Trust on behalf of the Money Market Funds. For its services, the Investment Adviser receives a monthly fee equal to .075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Funds. Such fees are allocated daily on the basis of the relative net assets of each Money Market Fund in the Trust. Effective January 1, 1999, the Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager.

Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company, LLP serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Monthly fees are equal to .10% of the Funds' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and
 .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. Pursuant to an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company,LLP serves as Investment Adviser for the Corporate Daily Income Fund. Monthly fees are equal to .10% of the Funds' average daily net assets up to $500 million, .075% of the next $500 million and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager.

Bank of New York serves as custodian of the Money Market and Treasury Funds under an agreement dated August 1, 1995. First Union National Bank serves as custodian of the Government, Government II, Prime Obligation, Treasury II and the Fixed Income Funds under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the six months ended July 31, 2001, were as follows for the Fixed Income Funds:

-------------------------------------------------------------------------------
                        Short-  Intermediate-                Corporate
                      Duration       Duration                    Daily
                    Government     Government         GNMA      Income
                          Fund           Fund         Fund        Fund
                         (000)          (000)        (000)       (000)
--------------------------------------------------------------------------------
PURCHASES
U.S. Government        $56,168       $  9,052     $126,211    $  3,273
Other                       --             --           --      14,795

SALES
U.S. Government        $53,758       $  9,860  $    63,632    $  3,597
Other                       --             --           --      22,762

At July 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain at July 31, 2001 for each Fixed Income Fund is as follows:

-------------------------------------------------------------------------------
                        Short-  Intermediate-                Corporate
                      Duration       Duration                    Daily
                    Government     Government         GNMA      Income
                          Fund           Fund         Fund        Fund
                         (000)          (000)        (000)       (000)
-------------------------------------------------------------------------------
Aggregate gross
  unrealized gain         $832         $2,700       $2,853      $1,490
Aggregate gross
  unrealized loss          (83)            (6)         (16)        (23)
                          ----         ------       ------      ------
Net unrealized gain       $749         $2,694       $2,837      $1,467
                          ====         ======       ======      ======

--------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                  33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

6. CAPITAL LOSS CARRYFORWARDS

At January 31, 2001, the following funds had capital loss carryforwards to offset future realized capital gains:

-------------------------------------------------------------------------------
                                                         Expiration
                                     Amount                    Date
-------------------------------------------------------------------------------
Government Fund                $      6,423              01/31/2006
Government II Fund                   14,052              01/31/2003
                                     74,842              01/31/2005
                                     38,015              01/31/2006
Treasury II Fund                    149,957              01/31/2006
Short-Duration Government Fund      548,703              01/31/2004
                                    691,384              01/31/2009
Intermediate-Duration
  Government Fund                 1,651,925              01/31/2003
                                  3,199,945              01/31/2004
                                    698,427              01/31/2006
                                    680,608              01/31/2009
GNMA Fund                         5,175,951              01/31/2003
                                  6,472,568              01/31/2004
                                    414,209              01/31/2005
                                    237,677              01/31/2006
                                    108,755              01/31/2008
                                  1,606,882              01/31/2009
Corporate Daily Income Fund          60,624              01/31/2008
                                     32,801              01/31/2009

During the year ended January 31, 2001, the following funds utilized capital loss carryforwards:
-------------------------------------------------------------------------------
                                     Amount
-------------------------------------------------------------------------------
Money Market Fund                  $ 36,184
Government Fund                      18,016
Government II Fund                    7,649
Treasury Fund                         8,136
Treasury II Fund                     85,788

--------------------------------------------------------------------------------

34                  SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

NOTES

--------------------------------------------------------------------------------

SEI Daily Income Trust / Semi-Annual Report / July 31, 2001                  35

NOTES

--------------------------------------------------------------------------------

36                  SEI Daily Income Trust / Semi-Annual Report / July 31, 2001

SEI DAILY INCOME TRUST
SEMI-ANNUAL REPORT JULY 31, 2001

Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
Arthur Andersen, LLP

This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)